As filed with the Securities and Exchange Commission on April 19, 2013

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Thrivent Series Fund, Inc.

(Exact Name of Registrant as Specified in Articles of Incorporation)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of Principal Executive Offices)

(612) 844-5168

(Area Code and Telephone Number)

Rebecca A. Paulzine

Thrivent Series Fund, Inc.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective. It is proposed that this filing will become effective on May 22, 2013 pursuant to Rule 488 under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest, par value $.01 per share. The Registrant has registered an indefinite number of shares of beneficial interest pursuant to Section 24(f) of the Investment Company Act of 1940, as amended, and is in a continuous offering of such shares under an effective registration statement (File Nos. 33-3677 and 811-4603). No filing fee is due herewith because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

LETTER FOR MEMBERS

Dear Member:

The Board of Directors of Thrivent Series Fund, Inc. (the “Fund”) has scheduled special meetings of contractholders for August 2, 2013, to seek approval of three mergers. At the meetings, the contractholders for each of the series of the Fund listed in the first column below (each a “Target Portfolio”) will be asked to consider and approve an Agreement and Plan of Reorganization (an “Agreement”) providing for its reorganization into the Fund series listed in the second column below (the “Acquiring Portfolio”).

TARGET FUND	ACQUIRING FUND
Thrivent Partner All Cap Growth Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Partner All Cap Value Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Partner Socially Responsible Stock Portfolio	Thrivent Large Cap Stock Portfolio

If you are not planning to attend the meeting in person, please vote before August 2nd in one of the ways described below.

If a merger is approved, your shares will automatically be transferred into the corresponding Acquiring Portfolio listed above. We will send you a written confirmation after this takes place. This transfer is not considered a taxable event. (Of course, you may exchange your shares to a completely different series, which will not count as one of your permitted annual exchanges.)

Your vote counts! You may vote quickly and easily in any one of these ways:

•	Via internet: see the instructions on the enclosed proxy card.

•	Via telephone: see the instructions on the enclosed proxy card.

•	Via mail: use the enclosed proxy card and postage-paid envelope.

•	In person: attend the shareholder meeting on August 2nd at the Thrivent Financial corporate office in Minneapolis.

If you’d like more information about the funds, you may order a statement of additional information to the Portfolios’ prospectuses, a shareholder report or the statement of additional information regarding the proposed Portfolio reorganizations (request the “Reorganization SAI”) by:

•	Telephone: 1-800-THRIVENT (1-800-847-4836)

•	Mail: Thrivent Series Fund, Inc., 4321 North Ballard Road, Appleton, WI 54919

•	Internet: www.thrivent.com

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Russell W. Swansen

President

Thrivent Series Fund, Inc.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

Thrivent Partner All Cap Growth Portfolio
• Questions & Answers for Contractholders of Thrivent Partner All Cap Growth Portfolio
• Notice of Special Meeting of Contractholders of Thrivent Partner All Cap Growth Portfolio
• Prospectus/Proxy Statement Regarding Proposed Reorganization
Thrivent Partner All Cap Value Portfolio
• Questions & Answers for Contractholders of Thrivent Partner All Cap Value Portfolio
• Notice of Special Meeting of Contractholders of Thrivent Partner All Cap Value Portfolio
• Prospectus/Proxy Statement Regarding Proposed Reorganization
Thrivent Partner Socially Responsible Stock Portfolio
• Questions & Answers for Contractholders of Thrivent Partner Socially Responsible Stock Portfolio
• Notice of Special Meeting of Contractholders of Thrivent Partner Socially Responsible Stock Portfolio
• Prospectus/Proxy Statement Regarding Proposed Reorganization
Statement of Additional Information regarding the proposed Reorganizations
Part C Information
Exhibits

Questions & Answers

For Contractholders of Thrivent Partner All Cap Growth Portfolio

Although we recommend that you read the complete Prospectus/Proxy Statement, we have provided the following questions and answers to clarify and summarize the issues to be voted on.

Q: Why is a contractholder meeting being held?

A: A special meeting of contractholders (the “Meeting”) of Thrivent Partner All Cap Growth Portfolio (the “Target Portfolio”) is being held to seek contractholder approval of a reorganization (the “Reorganization”) of the Target Portfolio into Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a fund that pursues the same investment objective as the Target Portfolio. Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Acquiring Portfolio.

Q: Why is the Reorganization being recommended?

A: After careful consideration, the Board of Directors (the “Board”) of Thrivent Series Fund, Inc. (the “Fund”) has determined that the Reorganization will benefit the Target Portfolio’s contractholders and recommends that you cast your vote “FOR” the proposed Reorganization. The Target Portfolio and the Acquiring Portfolio have the same investment objective, and each is a diversified series of the Fund, an open-end investment company registered under the Investment Company Act of 1940. Thrivent Financial for Lutherans (“Thrivent Financial”) is the investment adviser for both the Target Portfolio and the Acquiring Portfolio.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

Q: Who can vote?

A: Owners of the variable contracts funded by the Target Portfolio and shareholders of the Target Portfolio (e.g., mutual funds affiliated with Thrivent Financial) are entitled to vote. Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), the sponsors of your variable contracts, will cast your votes according to your voting instructions. If no timely voting instructions are received, any shares of the Target Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent Life in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation. If a voting instruction form is returned with no voting instructions, the shares of the Target Portfolio to which the form relates will be voted FOR the Reorganization.

Any shares of the Target Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates (e.g., a Thrivent-sponsored mutual fund) for their own account will also be voted in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation.

Q: How will the Reorganization affect me?

A: Assuming contractholders approve the proposed Reorganization, the assets and liabilities of the Target Portfolio will be combined with those of the Acquiring Portfolio. The shares of the Target Portfolio that fund your benefits under variable contracts automatically would be exchanged for an equal dollar value of shares of the Acquiring Portfolio. The Reorganization would affect only the investments underlying variable contracts and would not otherwise affect variable contracts. Following the Reorganization, the Target Portfolio will dissolve.

Q: Will I have to pay any commission or other similar fee as a result of the Reorganization?

A: No. You will not pay any commissions or other similar fees as a result of the Reorganization.

Q: Will the total annual operating expenses that my portfolio investment bears increase as a result of the Reorganization?

A: No, they will likely decrease, and the investment management fee, which comprises a portion of the annual operating expenses, will decrease. For more information about how fund expenses may change as a result of the Reorganization, please see the comparative and pro forma table and related disclosures in the COMPARISON OF THE PORTFOLIOS—Expenses section of the prospectus/proxy statement.

Q: Will I have to pay any U.S. federal income taxes as a result of the Reorganization?

A: The Reorganization is expected to be tax-free for federal income tax purposes. The Target Portfolio will seek an opinion of counsel to this effect. Generally, neither shareholders nor contractholders will incur capital gains or losses on the exchange of Target Portfolio shares for Acquiring Portfolio shares as a result of the Reorganization. The cost basis on each investment will also remain the same. If you choose to make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q: Can I surrender or exchange my interests in the Target Portfolio for a different subaccount option of the Fund or surrender my contract before the Reorganization takes place?

A: Yes, but please refer to the most recent prospectus of your variable contract as certain charges and/or restrictions may apply to such exchanges and surrenders.

Q: If contractholders do not approve the Reorganization, what will happen to the Target Portfolio?

A: Thrivent Financial will have to re-assess what changes it would like to make to the Target Portfolio, including a possible repurposing of the Portfolio’s principal investment strategies. It may ultimately decide to make no changes.

Q: Who pays the costs of the Reorganization?

A: The expenses of the Reorganization, including the costs of the Meeting, will be paid by Thrivent Financial.

Q: How can I vote?

A: Contractholders are invited to attend the Meeting and to vote in person. You may also vote by executing a proxy using one of three methods:

•

By Internet: Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Telephone: Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Mail: If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Q: When should I vote?

A: Every vote is important and the Board encourages you to record your vote as soon as possible. Voting your proxy now will ensure that the necessary number of votes is obtained, without the time and expense required for additional proxy solicitation.

Q: Who should I call if I have questions about a Proposal in the proxy statement?

A: Call 1-800-847-4836 with your questions.

Q: How can I get more information about the Target and Acquiring Portfolios or my variable contract?

A: You may obtain (1) a prospectus, statement of additional information or annual/semiannual report for the Portfolios, (2) a prospectus or statement of additional information for your variable contract or (3) the statement of additional information regarding the Reorganization (request the “Reorganization SAI”) by:

•	Telephone: 1-800-THRIVENT (1-800-847-4836) and say [“Variable Annuity” or “Variable Universal Life”]

•	Mail: Thrivent Series Fund, Inc., 4321 North Ballard Road, Appleton, WI 54919

•	Internet:

—	For a copy of a prospectus, a statement of additional information, or a shareholder report: www.thrivent.com

—	For a copy of this Prospectus/Proxy Statement or the Reorganization SAI: www.proxy-direct.com/

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Thrivent Partner All Cap Growth Portfolio

a series of

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(800) 847-4836

www.thrivent.com

NOTICE OF SPECIAL MEETING

OF CONTRACTHOLDERS

To be Held on August 2, 2013

NOTICE IS HEREBY GIVEN THAT a special meeting of contractholders (the “Meeting”) of Thrivent Partner All Cap Growth Portfolio (the “Target Portfolio”), a series of Thrivent Series Fund, Inc. (the “Fund”), will be held at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 on August 2, 2013 at 9:10 a.m. Central time for the following purposes:

1.

To approve an Agreement and Plan of Reorganization pursuant to which the Target Portfolio would (i) transfer all of its assets and liabilities to Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a series of the Fund, in exchange for Shares of the Acquiring Portfolio, (ii) distribute such Shares of the Acquiring Portfolio to contractholders of the Target Portfolio, and (iii) dissolve.

2.	To transact such other business as may properly be presented at the Meeting or any adjournment thereof.

The Board of Directors of the Fund (the “Board”) has fixed the close of business on June 5, 2013 as the record date for the determination of contractholders entitled to notice of, and to vote at, the Meeting and all adjournments thereof.

Contractholders are invited to attend the meeting and vote in person. You may also vote by executing a proxy using one of three methods:

•

By internet—Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By telephone—Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By mail—If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.

YOUR VOTE IS IMPORTANT

Please return your proxy card or record your voting instructions by telephone or via the Internet promptly no matter how many shares you own.
In order to avoid the additional expense of further solicitation, we ask that you mail your proxy card or record your voting instructions by telephone or via the Internet promptly regardless of whether you plan to be present in person at the Meeting.

Date:                     , 2013

David S. Royal

Secretary

Thrivent Series Fund, Inc.

SUBJECT TO COMPLETION, DATED APRIL 19, 2013

COMBINED PROSPECTUS/PROXY STATEMENT

THRIVENT SERIES FUND, INC.

Thrivent Partner All Cap Growth Portfolio

Thrivent Large Cap Stock Portfolio

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained in this Prospectus/Proxy Statement. Contractholders should read the entire Prospectus/Proxy Statement carefully.

The Reorganization

The Board, including the directors who are not “interested persons” (as defined in the 1940 Act) of each Portfolio, has unanimously approved the Reorganization Agreement on behalf of each Portfolio, subject to Target Portfolio contractholder approval. The Reorganization Agreement provides for:

•	the transfer of all of the assets and liabilities of the Target Portfolio to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio;

•	the distribution by the Target Portfolio of such Acquiring Portfolio shares to Target Portfolio shareholders; and

•	the dissolution of the Target Portfolio.

When the Reorganization is complete, Target Portfolio shareholders will hold Acquiring Portfolio shares. The aggregate value of the Acquiring Portfolio shares a Target Portfolio shareholder will receive in the Reorganization will equal the aggregate value of the Target Portfolio shares owned by such shareholder immediately prior to the Reorganization. After the Reorganization, the Acquiring Portfolio will continue to operate with the investment objective and investment policies set forth in this Prospectus/Proxy Statement. The Reorganization will not affect your variable contract.

As discussed in more detail elsewhere in this prospectus/proxy statement, the Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

In addition, the Board, when determining whether to approve the Reorganization, considered, among other things, the future growth prospects of each of the Target Portfolio and the Acquiring Portfolio, the fact that the Target Portfolio contractholders would not experience any diminution in contractholder services as a result of the Reorganization, and the fact that the Reorganization is expected to be a tax-free reorganization for federal income tax purposes.

Background and Reasons for the Reorganization

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth.

Despite this similarity, there are significant differences between the two Portfolios’ principal investment strategies, which are described in more detail in the COMPARISON OF PORTFOLIOS—Investment Objective and Principal Strategies section of the prospectus/proxy statement. Under normal circumstances, the Target Portfolio invests in securities that seem to offer the best opportunities for growth, provided such securities satisfy certain criteria set by the subadviser. The Target Portfolio seeks to invest substantially all of its portfolio in securities of companies with large and mid-sized market capitalizations. The Target Portfolio invests primarily in equity securities issued by U.S. companies. The Acquiring Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies with large-sized market capitalizations.

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

The Board is asking contractholders of the Target Portfolio to approve the Reorganization at the Meeting to be held on August 2, 2013. If contractholders of the Target Portfolio approve the proposed Reorganization, it is expected that the closing date of the transaction (the “Closing Date”) will be after the close of business on or about August 16, 2013, but it may be at a different time as described herein. If contractholders of the Target Portfolio do not approve the proposed Reorganization, the Board will consider alternatives, including repurposing the Target Portfolio’s principal strategies.

The Board recommends that you vote “FOR” the Reorganization.

COMPARISON OF THE PORTFOLIOS

Investment Objective and Principal Strategies

Investment Objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth. There are risks inherent in all investments in securities; accordingly, there can be no assurance that either of the Portfolios will achieve its investment objectives.

Principal Strategies. The Target Portfolio generally invests substantially all of its portfolio in securities of companies with large and mid-sized market capitalizations. The Target Portfolio invests primarily in equity securities issued by U.S. companies. Under normal circumstances, the Target Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser Calamos Advisors LLC (“Calamos”), offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio of the Target Portfolio.

The Target Portfolio seeks to ensure substantially all of its portfolio will consist of securities of companies with large and midsized market capitalizations. Calamos generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Target Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, Calamos focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Calamos seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. Calamos performs its own fundamental investment research techniques, in addition to relying upon outside sources.

The Acquiring Portfolio is subject to an 80% investment requirement; it invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. The Acquiring Portfolio does not seek to invest primarily in securities with mid-sized market capitalizations. The Acquiring Portfolio invests primarily in common stocks. The adviser of the Acquiring Portfolio uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Portfolio Holdings. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available on the Portfolios’ website.

Principal Risks

The Portfolios are subject to similar principal risks. Both Portfolios are subject to Market Risk, Issuer Risk, Large Cap Risk, and Investment Adviser Risk. Both Portfolios are also subject to Volatility Risk, though each may be subject to different types of volatility risk. The Target Portfolio is also subject to Mid Cap Risk. The Acquiring Portfolio, unlike the Target Portfolio, is subject to Foreign Securities Risk. These risks are described below.

It is important to note that, in the event that the mid-cap securities markets were to perform well, the Target Portfolio, if it were still in existence, may outperform the combined portfolio.

Principal risks to which both Portfolios are subject

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Additional principal risks to which only the Target Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectation, its stock prices may fall dramatically.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Additional principal risks to which only the Acquired Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Management of the Portfolios

The Board. The Board is responsible for the overall supervision of the operations of each Portfolio and performs the various duties imposed on the directors of investment companies by the 1940 Act and under applicable state law.

The Adviser. The Adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), is the investment adviser for each Portfolio. Thrivent Financial and its investment advisory affiliate, Thrivent Asset Management, LLC, have been in the investment advisory business since 1986 and managed approximately $82 billion in assets as of December 31, 2012, including approximately $32 billion in mutual fund assets. These advisory entities are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The Adviser and the Fund received an exemptive order from the SEC that permits the Adviser and the Portfolios, with the approval of the Board, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the contractholders of the applicable Portfolio. The Adviser will notify contractholders of a Portfolio if there is a new subadviser for that Portfolio.

The Portfolios’ annual and semiannual reports to contractholders discuss the basis for the Board approving any investment advisory agreement or investment subadvisory agreement during the period covered by the report.

Portfolio Management. Thrivent Financial has engaged Calamos Advisors LLC (“Calamos”) to subadvise the Target Portfolio. Calamos has served as the subadviser of the Target Portfolio since its inception in 2008. Calamos and its predecessors have been providing asset management services since 1977 and, as of December 31, 2012, managed approximately $30.6 billion in assets. Calamos is located at 2020 Calamos Court, Naperville, IL 60563. Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts, and junior analysts. John P. Calamos, Sr. and Gary D. Black, Co-CIOs of Calamos, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector. As Co-CIOs, John P. Calamos, Sr. and Gary D. Black direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, the co-heads of research and investments and the Co-Portfolio Managers. Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation as the co-heads of research and investments. John Hillenbrand, Steve Klouda, Dennis Cogan, Nick Niziolek, and Joe Wysocki are each Co-Portfolio Managers.

During the past five years, the following portfolio managers held the positions indicated with Calamos Investment Trust (the “Trust”) and Calamos: John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO, and co-CIO of Calamos and its predecessor company. Gary D. Black has been Co-Chief Investment Officer for the Target Portfolio and Executive Vice President, Chief Investment Officer, and Global Co-Chief Investment Officer of Calamos since August 2012. Prior thereto, Mr. Black served as Chief Executive Officer, Chief Investment Officer, and a founding member of Black Capital LLC from July 2009 until August 2012. He served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009. Jeff Scudieri joined Calamos in 1997 and has been Senior Vice President and Co-Head of Research and Investments since July 2010; prior thereto, he was a senior strategy analyst from September 2002 through July 2010. Jon Vacko joined Calamos in 2000 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010; prior thereto, he was a senior strategy analyst from September 2002 through July 2010. John Hillenbrand joined Calamos in 1994 and has been has been a Co-Portfolio Manager since March 2013; prior thereto, he was a senior strategy analyst. Steve Klouda joined Calamos in 1994 and has been has been a Co-Portfolio

Manager since March 2013; prior thereto, he was a senior strategy analyst. Dennis Cogan joined Calamos in March 2005 and has been has been a Co-Portfolio Manager since March 2013; prior thereto, he was a senior strategy analyst. Nick Niziolek joined Calamos in March 2005 and has been has been a Co-Portfolio Manager since March 2013; prior thereto, he was a senior strategy analyst. Joe Wysocki joined Calamos in October 2003 and has been a Co-Portfolio Manager since March 2013; prior thereto, he was a senior strategy analyst.

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Acquiring Portfolio since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

The Fund SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Advisory and Other Fees

Advisory Fees. Each Portfolio pays an annual investment advisory fee to the Adviser. The advisory contract between the Adviser and the Fund provides for the following advisory fees for each class of shares of a Portfolio, expressed as an annual rate of average daily net assets:

Target Portfolio
0.950% on the first $250 million of average daily net assets
0.900% of average daily net assets over $250 million

Acquiring Portfolio
0.650% of average daily net assets up to $500 million
0.575% of average daily net assets greater than $500 million but not greater than $750 million
0.550% of average daily net assets greater than $750 million but not greater than $1 billion
0.475% of average daily net assets greater than $1 billion but not greater than $2.5 billion
0.450% of average daily net assets greater than $2.5 billion but not greater than $5 billion
0.425% of average daily net assets over $5 billion

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Target Portfolio were 0.95% of the Target Portfolio’s average daily net assets.

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Acquiring Portfolio were 0.64% of the Acquiring Portfolio’s average daily net assets.

The Adviser may from time to time voluntarily waive all or a portion of its management fee or reimburse a Portfolio for all or a portion of its other expenses. Any voluntary fee waivers and/or expense reimbursements generally may be discontinued by the Adviser at any time.

With respect to the Target Portfolio, the Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the net annual portfolio operating expenses (excluding acquired (underlying) portfolio fees and expenses, if any) to an annual rate of 1.00% of the average daily net assets of the shares of the Target Portfolio. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors and the Adviser.

For a complete description of each Portfolio’s advisory services, see the section of the Portfolio Prospectus entitled “Management” and the section of the Fund SAI entitled “Investment Adviser, Investment Subadvisers, and Portfolio Managers.”

Expenses

The table below sets forth the fees and expenses that investors may pay to buy and hold shares of each of the Target Portfolio and the Acquiring Portfolio, including (i) the fees and expenses paid by the Target Portfolio for the twelve-month period ended December 31, 2012, (ii) the fees and expenses paid by the Acquiring Portfolio for the twelve-month period ended December 31, 2012, (iii) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming the Reorganization had been completed as of the beginning of such period, and (iv) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming that the Target Portfolio, Thrivent Partner All Cap Value Portfolio, and Thrivent Partner Socially Responsible Stock Portfolio (collectively referred to as the “Target Portfolios”) all merged into the Acquiring Portfolio as of the beginning of such period. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. These additional contract-level expenses are not reflected in the table below.

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger with Target Portfolio)	Acquiring Portfolio (assuming merger with the Target Portfolios)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A	N/A	N/A

	Actual			Pro Forma
	Target Portfolio		Acquiring Portfolio	Acquiring Portfolio (assuming merger with Target Portfolio)	Acquiring Portfolio (assuming merger with the Target Portfolios)
Annual Portfolio Operating Expenses As a Percentage of Net Assets (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%		0.64%	0.64%	0.63%
Other Expenses	0.89%		0.05%	0.05%	0.05%
Total Annual Operating Expenses	1.84%		0.69%	0.69%	0.68%
Less Expense Reimbursement	0.84	%(1)	—	—	—
Net Annual Portfolio Operating Expenses	1.00%		0.69%	0.69%	0.68%

(1)

The Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.00% of the average daily net assets of the shares.

Example

The following example, using the actual and pro forma operating expenses for the twelve-month period ended December 31, 2012, is intended to help you compare the costs of investing in the Acquiring Portfolio pro forma after the Reorganization with the costs of investing in each of the Target Portfolio and the Acquiring Portfolio without the Reorganization. The example assumes that you invest $10,000 in each Portfolio for the time period indicated and that you redeem all of your shares at the end of each period. The example also assumes that your investments have a 5% return each year and that each Portfolio’s operating expenses remain the same each year. Although your actual returns may be higher or lower, based on these assumptions your costs would be:

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger with the Target Portfolios)
Total operating expenses assuming redemption at the end of the period
One Year	$102	$70	$69
Three Years	$497	$221	$218
Five Years	$917	$384	$379
Ten Years	$2,090	$859	$847

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Portfolios’ performance. During the fiscal year ended December 31, 2012, the Acquiring Portfolio’s and the Target Portfolio’s portfolio turnover rates were 121% and 61%, respectively, of the average value of their portfolios.

The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to: (1) separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life; (2) other portfolios of the Fund; and (3) retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial and Thrivent Life. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios at the same time. Although neither Thrivent Financial, Thrivent Life, nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax law, (3) changes in the investment management of a portfolio, or (4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the

New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the Adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Please note that the Target Portfolio and the Acquiring Portfolio have identical valuation policies. As a result, there will be no material change to the value of the Target Portfolio’s assets because of the Reorganization.

Capitalization

The following table sets forth the capitalization of the Target Portfolio and the Acquiring Portfolio, as of December 31, 2012, and the pro forma capitalization of the Acquiring Portfolio as if the Reorganization occurred on that date. These numbers may differ as of the Closing Date.

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger with the Target Portfolios)
Net assets
Portfolio Net Assets	$12,842,385	$622,532,882	$650,532,697
Net asset value per share
Net asset value	$10.39	$9.22	$9.22
Shares outstanding
Portfolio Shares	1,235,981	67,525,986	70,563,106

The pro forma shares outstanding reflect the issuance by the Acquiring Portfolio of approximately 1.4 million shares, reflecting the exchange of the assets and liabilities of the Target Portfolio for newly issued shares of the Acquiring Portfolio at the pro forma net asset value per share. The aggregate value of the Acquiring Portfolio shares that a Target Portfolio contractholder receives in the Reorganization will equal the aggregate value of the Target Portfolio shares owned immediately prior to the Reorganization.

Annual Performance Information

The following chart shows the annual returns of the Target Portfolio since its inception and the Acquiring Portfolio for its past ten fiscal years. The bar charts include the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Thrivent Partner All Cap Growth Portfolio

Thrivent Large Cap Stock Portfolio

As a result of market activity, current performance may vary from the figures shown.

Since its inception, the Target Portfolio’s highest quarterly return was 20.22% (for the quarter ended June 30, 2009) and its lowest quarterly return was -19.10% (for the quarter ended September 30, 2011). Since its inception, the Acquiring Portfolio’s highest quarterly return was 16.13% (for the quarter ended September 30, 2009) and its lowest quarterly return was -22.18% (for the quarter ended December 31, 2008).

Comparative Performance Information

As a basis for evaluating each Portfolio’s performance and risks, the following table shows how each Portfolio’s performance compares with broad-based market indices that the Adviser believes are appropriate benchmarks for such Portfolio. The Target Portfolio’s benchmark is the Russell 3000® Growth Index, which measures the performance of the broad growth segment of U.S. equities. The Acquiring Portfolio’s benchmark is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Further, the table includes the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Average annual total returns are shown below for each Portfolio for the periods ended December 31, 2012 (the most recently completed calendar year prior to the date of this Prospectus/Proxy Statement). Remember that past performance of a Portfolio is not indicative of its future performance.

Average Annual Total Returns for the Period ended December 31, 2012

	Target Portfolio		Acquiring Portfolio
	Past 1 Year	Since Inception (4/30/08)	Past 1 Year	Past 5 Years	Past 10 Years
Applicable Portfolio	11.15%	0.82%	14.90%	-0.69%	4.90%
Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.21%	4.68%	—	—	—
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	—	—	16.00%	1.66%	7.10%

Other Service Providers

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides administrative personnel and services necessary to operate the Portfolios and receives an administration fee from the Portfolios. The custodian for the Portfolios is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm.

Governing Law

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 36 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio, the Thrivent Partner Healthcare Portfolio, and the Thrivent Natural Resources Portfolio, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

The Fund’s organizational documents are filed as part of the Fund’s registration statement with the SEC, and shareholders may obtain copies of such documents as described on page      of this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Portfolio will transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. The Acquiring Portfolio shares issued to the Target Portfolio will have an aggregate value equal to the aggregate value of the Target Portfolio’s net assets immediately prior to the Reorganization. Upon receipt by the Target Portfolio of Acquiring Portfolio Shares, the Target Portfolio will distribute such shares of the Acquiring Portfolio to Target Portfolio shareholders. Then, as soon as practicable after the Closing Date of the Reorganization, the Target Portfolio will dissolve under applicable state law.

The Target Portfolio will distribute the Acquiring Portfolio shares received by it pro rata to Target Portfolio shareholders of record in exchange for their interest in shares of the Target Portfolio. Accordingly, as a result of the Reorganization, each Target Portfolio shareholder would own Acquiring Portfolio shares that would have an aggregate value immediately after the Reorganization equal to the aggregate value of that shareholder’s Target Portfolio shares immediately prior to the Reorganization. The interests of each of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of the Target Portfolio or the Acquiring Portfolio will hold a reduced percentage of ownership in the larger combined portfolio than the shareholder did in either of the separate Portfolios.

No sales charge or fee of any kind will be assessed to Target Portfolio shareholders in connection with their receipt of Acquiring Portfolio shares in the Reorganization.

Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the Target Portfolio that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for consummation of the Reorganization.

Terms of the Reorganization Agreement

The following is a summary of the material terms of the Reorganization Agreement. This summary is qualified in its entirety by reference to the form of Reorganization Agreement, a form of which is attached as Appendix A to the Reorganization SAI.

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire all of the assets and the liabilities of the Target Portfolio on the Closing Date in exchange for Shares of the Acquiring Portfolio. Subject to the Target Portfolio’s contractholders approving the Reorganization, the Closing Date shall occur on August 16, 2013 or such other date as determined by an officer of the Fund.

On the Closing Date, the Target Portfolio will transfer to the Acquiring Portfolio all of its assets and liabilities. The Acquiring Portfolio will in turn transfer to the Target Portfolio a number of its Shares equal in value to the value of the net assets of the Target Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the valuation method described in the Acquiring Portfolio’s then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Portfolio will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

The Target Portfolio expects to distribute Shares of the Acquiring Portfolio received by the Target Portfolio to contractholders of the Target Portfolio promptly after the Closing Date and then dissolve.

The Acquiring Portfolio and the Target Portfolio have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Portfolio’s contractholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Acquiring Portfolio of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

•

the receipt of an opinion of counsel relating to the tax free nature of the Reorganization (as further described herein under the heading “Material Federal Income Tax Consequences of the Reorganization”).

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the contractholders of the Target Portfolio, provided that no such amendment after such approval shall be made if it would have a material adverse effect on the interests of such Target Portfolio’s contractholders. The Reorganization Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to closing.

Reasons for the Proposed Reorganization

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

Material Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This discussion is limited to U.S. persons who hold shares of the Target Portfolio as capital assets for U.S. federal income tax purposes. For federal income tax purposes, the contractholders are not the shareholders of the Target Portfolio. Rather, Thrivent Financial and Thrivent Life and their separate accounts are the shareholders.

This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular contractholder or to contractholders who may be subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert or that a court would not sustain a position contrary to any of the tax aspects described below. Contractholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization to them, as well as the effects of state, local and non-U.S. tax laws.

The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. It is a condition to closing the Reorganization that the Target Portfolio and the Acquiring Portfolio receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP, special counsel to each Portfolio (“Skadden Arps”), dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a)(1) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows: to the effect that on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes, except as noted below:

•

the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Portfolio and the Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized by the Target Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the Target Portfolio’s liabilities, or upon the distribution of Acquiring Portfolio shares by the Target Portfolio to its shareholders in liquidation;

•

under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon receipt of the assets transferred to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolio;

•

under Section 362(b) of the Code, the Acquiring Portfolio’s tax basis in each asset that the Acquiring Portfolio receives from the Target Portfolio will be the same as the Target Portfolio’s tax basis in such assets immediately prior to such exchange;

•	under Section 1223(2) of the Code, the Acquiring Portfolio’s holding periods in each asset will include the Target Portfolio’s holding periods in such asset;

•

under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Target Portfolio on the distribution of Acquiring Portfolio shares to them in exchange for their shares of the Target Portfolio;

•

under Section 358 of the Code, the aggregate tax basis of the Acquiring Portfolio shares that the Target Portfolio’s shareholders receive in exchange for their Target Portfolio shares will be the same as the aggregate tax basis of the Target Portfolio shares exchanged therefor;

•

under Section 1223(1) of the Code, a Target Portfolio shareholder’s holding period for the Acquiring Portfolio shares received in the Reorganization will be determined by including the holding period for the Target Portfolio shares exchanged therefor, provided that the shareholder held the Target Portfolio shares as a capital asset on the date of the exchange; and

•

under Section 381 of the Code, the Acquiring Portfolio will succeed to and take into account the items of the Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Section 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

After the Reorganization, each shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for U.S. federal income tax purposes.

The opinion will be based on certain factual certifications made by the officers of the Target Portfolio and the Acquiring Portfolio and will also be based on customary assumptions such as the assumption that the Reorganization will be consummated in accordance with the Reorganization Agreement. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code which are the same rules currently applicable to Target Portfolio. In connection with the Reorganization, on or before the Closing Date, the Target Portfolio will declare to its shareholders a dividend which, together with all of its previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt interest income and net capital gains through the Closing Date.

A regulated investment company is permitted to carryforward net capital losses; however, net capital losses incurred in taxable years beginning on or before December 22, 2010 can be carried forward for eight taxable years only. Additionally capital losses incurred in taxable years beginning on or before December 22, 2010 cannot be utilized to offset capital gains until all net capital losses arising in tax years beginning after December 22, 2010 have been utilized. As a result, some net capital loss carryforwards incurred on or before December 22, 2010 may expire unused.

Immediately prior to the Reorganization, the Target Portfolio will have unutilized capital loss carryforwards of approximately $6,000. The final amount of unutilized capital loss carryforwards for the Target Portfolio is subject to change and will not be determined until the Closing Date.

Generally, the Acquiring Portfolio will succeed to the capital loss carryforwards of the Target Portfolio, subject to the limitations described below. If the Target Portfolio has capital loss carryforwards, such capital losses would, in the absence of the Reorganization, generally be available to offset Target Portfolio capital gains, thereby reducing the amount of capital gain net income that must be distributed to the Target Portfolio shareholders.

Under Sections 382 and 383 of the Code, an “equity structure shift” arising as a result of a reorganization under Section 368(a)(1) of the Code can result in limitations on the post-reorganization Portfolio’s use of capital loss carryforwards of the participating Portfolios. An “equity structure shift” can trigger limitations on capital loss carryforwards where there is a more than 50% change in the ownership of a Portfolio.

Because the Reorganization is not expected to result in a more than 50% change in ownership of the Target Portfolio or the Acquiring Portfolio, it is anticipated that the capital loss carryforwards of the Target Portfolio will not be subject to an annual limitation and none of the Target Portfolio’s $6,000 capital loss carryforward is expected to expire unutilized as a result of the Reorganization.

This summary of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

The Reorganization will not be a taxable event for any contractholder.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser or an affiliate and will not be borne by shareholders of the Target Portfolio.

Reorganization expenses include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with each Reorganization; the costs of printing and distributing this Prospectus/Proxy Statement; legal fees incurred preparing materials for the Boards attending the Board meetings and preparing the Board minutes; auditing fees associated with the Portfolio’s financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Management of the Portfolios estimates the total cost of the Reorganization to be approximately $107,000 ($320,000 for the Target Portfolios combined). If the Reorganization is not approved by contractholders, the Adviser will still bear the costs of the proposed Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of Shares of the Acquiring Portfolio will be passed on by Skadden Arps.

Contractholder Approval

The Board has unanimously approved the Reorganization, subject to shareholder approval. Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Board Recommendation

The Board recommends voting “FOR” the proposed Reorganization.

SHAREHOLDER AND CONTRACTHOLDER INFORMATION

At the close of business on the Record Date, the Acquiring Portfolio had outstanding                      shares. As of                     , 2013, the directors and officers of the Acquiring Portfolio as a group owned less than 1% of the shares of the Acquiring Portfolio. As of                     , 2013, no person was known by the Acquiring Portfolio to own beneficially or of record as much as 5% of the Acquiring Portfolio shares except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

At the close of business on the Record Date, the Target Portfolio had outstanding                     shares. As of                     , 2013, the directors and officers of the Target Portfolio as a group owned less than 1% of the shares of the Target Portfolio. As of                     , 2013, no person was known by the Target Portfolio to own beneficially or of record as much as 5% of the                      shares of the Target Portfolio except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

Annual Meeting of Contractholders

There will be no annual or further special meetings of contractholders of the Fund unless required by applicable law or called by the Board in its discretion. Contractholders wishing to submit proposals for inclusion in a proxy statement for a subsequent contractholder meeting should send their written proposals to the Secretary of the Fund, 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Contractholder proposals should be received in a reasonable time before the solicitation is made.

VOTING INFORMATION AND REQUIREMENTS

General

Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Record Date

The Board has fixed the close of business on June 5, 2013 as the Record Date for the determination of contractholders entitled to notice of, and to vote at, the Meeting. Target Portfolio shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

Quorum

A majority of the shares of the Portfolio entitled to vote at the Meeting represented in person or by proxy constitutes a quorum. Thrivent Financial and its affiliates together are the record owners of a majority of the shares of the Target Portfolio. Thrivent Financial’s representation at the Meeting will therefore assure the presence of a quorum.

Proxies

Target Portfolio contractholders may vote in any one of four ways: (i) via the Internet, (ii) by telephone, (iii) by mail, by returning the proxy card, or (iv) in person at the Meeting. Instructions for Internet and telephone voting are included with the enclosed proxy materials. Contractholders who deliver voting instructions by methods (i), (ii) or (iii) may revoke them at any time prior to the Meeting by delivering a written notice of revocation, by executing another proxy card bearing a later date or by attending the Meeting and giving voting instructions in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy. The required control number for Internet and telephone voting is printed on the enclosed proxy card. The control number is used to match voting proxy cards with Contractholders’ respective accounts and to ensure that, if multiple proxy cards are executed, shares are voted in accordance with the proxy card bearing the latest date. The Target Portfolio employs procedures for Internet and telephone voting, such as requiring the control number from the proxy card in order to vote by either of these methods, which it considers to be reasonable to confirm that the instructions received are genuine. If reasonable procedures are employed, the Target Portfolio will not be liable for following Internet or telephone votes which it believes to be genuine.

Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be deemed present for quorum purposes. Abstentions and broker non-votes have the same effect as votes “AGAINST” the Reorganization.

All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the approval of the proposed Reorganization.

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of this Notice and Prospectus/Proxy Statement with its enclosures on or about June 21, 2013. Contractholders of the Target Portfolio whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication. The Target Portfolio may retain Computershare Fund Services (“Computershare”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. We do not anticipate any expense for additional telephone solicitation by Computershare. The proxy solicitation expenses are an expense of the Reorganization and will be allocated as described above.

Other Matters to Come Before the Meeting

The Board knows of no business other than that described in the Notice that will be presented for consideration at the Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy to vote proxies in accordance with their best judgment.

In the event that a quorum is present at the Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Meeting to permit further solicitation of proxies on the proposed Reorganization, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of contractholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Meeting to be adjourned.

If you cannot be present in person, you are requested to fill in, sign and return the enclosed proxy card, for which, no postage is required if mailed in the United States, or record your voting instructions by telephone or via the Internet promptly.

David S. Royal
Secretary
Thrivent Series Fund, Inc.

Questions & Answers

For Contractholders of Thrivent Partner All Cap Value Portfolio

Although we recommend that you read the complete Prospectus/Proxy Statement, we have provided the following questions and answers to clarify and summarize the issues to be voted on.

Q: Why is a contractholder meeting being held?

A: A special meeting of contractholders (the “Meeting”) of Thrivent Partner All Cap Value Portfolio (the “Target Portfolio”) is being held to seek contractholder approval of a reorganization (the “Reorganization”) of the Target Portfolio into Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a fund that pursues the same investment objective as the Target Portfolio. Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Acquiring Portfolio.

Q: Why is the Reorganization being recommended?

A: After careful consideration, the Board of Directors (the “Board”) of Thrivent Series Fund, Inc. (the “Fund”) has determined that the Reorganization will benefit the Target Portfolio’s contractholders and recommends that you cast your vote “FOR” the proposed Reorganization. The Target Portfolio and the Acquiring Portfolio have the same investment objective, and each is a diversified series of the Fund, an open-end investment company registered under the Investment Company Act of 1940. Thrivent Financial for Lutherans (“Thrivent Financial”) is the investment adviser for both the Target Portfolio and the Acquiring Portfolio.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

Q: Who can vote?

A: Owners of the variable contracts funded by the Target Portfolio and shareholders of the Target Portfolio (e.g., mutual funds affiliated with Thrivent Financial) are entitled to vote. Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), the sponsors of your variable contracts, will cast your votes according to your voting instructions. If no timely voting instructions are received, any shares of the Target Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent Life in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation. If a voting instruction form is returned with no voting instructions, the shares of the Target Portfolio to which the form relates will be voted FOR the Reorganization.

Any shares of the Target Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates (e.g., a Thrivent-sponsored mutual fund) for their own account will also be voted in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation.

Q: How will the Reorganization affect me?

A: Assuming contractholders approve the proposed Reorganization, the assets and liabilities of the Target Portfolio will be combined with those of the Acquiring Portfolio. The shares of the Target Portfolio that fund your benefits under variable contracts automatically would be exchanged for an equal dollar value of shares of the Acquiring Portfolio. The Reorganization would affect only the investments underlying variable contracts and would not otherwise affect variable contracts. Following the Reorganization, the Target Portfolio will dissolve.

Q: Will I have to pay any commission or other similar fee as a result of the Reorganization?

A: No. You will not pay any commissions or other similar fees as a result of the Reorganization.

Q: Will the total annual operating expenses that my portfolio investment bears increase as a result of the Reorganization?

A: No, they will likely decrease, and the investment management fee, which comprises a portion of the annual operating expenses, will decrease. For more information about how fund expenses may change as a result of the Reorganization, please see the comparative and pro forma table and related disclosures in the COMPARISON OF THE PORTFOLIOS—Expenses section of the prospectus/proxy statement.

Q: Will I have to pay any U.S. federal income taxes as a result of the Reorganization?

A: The Reorganization is expected to be tax-free for federal income tax purposes. The Target Portfolio will seek an opinion of counsel to this effect. Generally, neither shareholders nor contractholders will incur capital gains or losses on the exchange of Target Portfolio shares for Acquiring Portfolio shares as a result of the Reorganization. The cost basis on each investment will also remain the same. If you choose to make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q: Can I surrender or exchange my interests in the Target Portfolio for a different subaccount option of the Fund or surrender my contract before the Reorganization takes place?

A: Yes, but please refer to the most recent prospectus of your variable contract as certain charges and/or restrictions may apply to such exchanges and surrenders.

Q: If contractholders do not approve the Reorganization, what will happen to the Target Portfolio?

A: Thrivent Financial will have to re-assess what changes it would like to make to the Target Portfolio, including a possible repurposing of the Portfolio’s principal investment strategies. It may ultimately decide to make no changes.

Q: Who pays the costs of the Reorganization?

A: The expenses of the Reorganization, including the costs of the Meeting, will be paid by Thrivent Financial.

Q: How can I vote?

A: Contractholders are invited to attend the Meeting and to vote in person. You may also vote by executing a proxy using one of three methods:

•

By Internet: Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Telephone: Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Mail: If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Q: When should I vote?

A: Every vote is important and the Board encourages you to record your vote as soon as possible. Voting your proxy now will ensure that the necessary number of votes is obtained, without the time and expense required for additional proxy solicitation.

Q: Who should I call if I have questions about a Proposal in the proxy statement?

A: Call 1-800-847-4836 with your questions.

Q: How can I get more information about the Target and Acquiring Portfolios or my variable contract?

A: You may obtain (1) a prospectus, statement of additional information or annual/semiannual report for the Portfolios, (2) a prospectus or statement of additional information for your variable contract or (3) the statement of additional information regarding the Reorganization (request the “Reorganization SAI”) by:

•	Telephone: 1-800-THRIVENT (1-800-847-4836) and say [“Variable Annuity” or “Variable Universal Life”]

•	Mail: Thrivent Series Fund, Inc., 4321 North Ballard Road, Appleton, WI 54919

•	Internet:

—	For a copy of a prospectus, a statement of additional information, or a shareholder report: www.thrivent.com

—	For a copy of this Prospectus/Proxy Statement or the Reorganization SAI: www.proxy-direct.com/

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Thrivent Partner All Cap Value Portfolio

a series of

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(800) 847-4836

www.thrivent.com

NOTICE OF SPECIAL MEETING

OF CONTRACTHOLDERS

To be Held on August 2, 2013

NOTICE IS HEREBY GIVEN THAT a special meeting of contractholders (the “Meeting”) of Thrivent Partner All Cap Value Portfolio (the “Target Portfolio”), a series of Thrivent Series Fund, Inc. (the “Fund”), will be held at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 on August 2, 2013 at 9:20 a.m. Central time for the following purposes:

1.

To approve an Agreement and Plan of Reorganization pursuant to which the Target Portfolio would (i) transfer all of its assets and liabilities to Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a series of the Fund, in exchange for Shares of the Acquiring Portfolio, (ii) distribute such Shares of the Acquiring Portfolio to contractholders of the Target Portfolio, and (iii) dissolve.

2.	To transact such other business as may properly be presented at the Meeting or any adjournment thereof.

The Board of Directors of the Fund (the “Board”) has fixed the close of business on June 5, 2013 as the record date for the determination of contractholders entitled to notice of, and to vote at, the Meeting and all adjournments thereof.

Contractholders are invited to attend the meeting and vote in person. You may also vote by executing a proxy using one of three methods:

•

By Internet- Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By telephone- Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By mail- If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.

YOUR VOTE IS IMPORTANT

Please return your proxy card or record your voting instructions by telephone or via the Internet promptly no matter how many shares you own. In order to avoid the additional expense of further solicitation, we ask that you mail your proxy card or record your voting instructions by telephone or via the Internet promptly regardless of whether you plan to be present in person at the Meeting.

Date:                     , 2013

David S. Royal

Secretary

Thrivent Series Fund, Inc.

SUBJECT TO COMPLETION, DATED APRIL 19, 2013

COMBINED PROSPECTUS/PROXY STATEMENT

THRIVENT SERIES FUND, INC.

Thrivent Partner All Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained in this Prospectus/Proxy Statement. Contractholders should read the entire Prospectus/Proxy Statement carefully.

The Reorganization

The Board, including the directors who are not “interested persons” (as defined in the 1940 Act) of each Portfolio, has unanimously approved the Reorganization Agreement on behalf of each Portfolio, subject to Target Portfolio contractholder approval. The Reorganization Agreement provides for:

•	the transfer of all of the assets and liabilities of the Target Portfolio to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio;

•	the distribution by the Target Portfolio of such Acquiring Portfolio shares to Target Portfolio shareholders; and

•	the dissolution of the Target Portfolio.

When the Reorganization is complete, Target Portfolio shareholders will hold Acquiring Portfolio shares. The aggregate value of the Acquiring Portfolio shares a Target Portfolio shareholder will receive in the Reorganization will equal the aggregate value of the Target Portfolio shares owned by such shareholder immediately prior to the Reorganization. After the Reorganization, the Acquiring Portfolio will continue to operate with the investment objective and investment policies set forth in this Prospectus/Proxy Statement. The Reorganization will not affect your variable contract.

As discussed in more detail elsewhere in this prospectus/proxy statement, the Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

In addition, the Board, when determining whether to approve the Reorganization, considered, among other things, the future growth prospects of each of the Target Portfolio and the Acquiring Portfolio, the fact that the Target Portfolio contractholders would not experience any diminution in contractholder services as a result of the Reorganization, and the fact that the Reorganization is expected to be a tax-free reorganization for federal income tax purposes.

Background and Reasons for the Reorganization

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth.

Despite this similarity, there are significant differences between the two Portfolios’ principal investment strategies, which are described in more detail in the COMPARISON OF PORTFOLIOS—Investment Objective and Principal Strategies section of the prospectus/proxy statement. The Target Portfolio invests primarily in the equity securities of small, medium, and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets securities). The Target Portfolio may invest in common stock, preferred stock, and securities convertible into common stock. The Acquiring Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies with large-sized market capitalizations. The Acquiring Portfolio invests primarily in common stocks; investing in convertible securities is not a principal strategy of the Acquiring Portfolio.

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

The Board is asking contractholders of the Target Portfolio to approve the Reorganization at the Meeting to be held on August 2, 2013. If contractholders of the Target Portfolio approve the proposed Reorganization, it is expected that the closing date of the transaction (the “Closing Date”) will be after the close of business on or about August 16, 2013, but it may be at a different time as described herein. If contractholders of the Target Portfolio do not approve the proposed Reorganization, the Board will consider alternatives, including repurposing the Target Portfolio’s principal strategies.

The Board recommends that you vote “FOR” the Reorganization.

COMPARISON OF THE PORTFOLIOS

Investment Objective and Principal Strategies

Investment Objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth. There are risks inherent in all investments in securities; accordingly, there can be no assurance that either of the Portfolios will achieve its investment objectives.

Principal Strategies. The Target Portfolio invests primarily in the equity securities of small, medium, and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets securities). The Target Portfolio may invest in common stock, preferred stock, and securities convertible into common stock. The Target Portfolio may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. At times, the Target Portfolio may not hold any stocks within one or more of these capitalization ranges.

The Target Portfolio’s subadviser, OppenheimerFunds, Inc. (“OFI”), selects securities for purchase and sale by the portfolio using a value investing style to seek securities that are undervalued in the marketplace. Value investing uses fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: analysis of a company’s financial statements, analysis of future earnings potential, the current value of company assets, estimates of borrowing requirements and debt maturity schedules, present and anticipated cash flows and allocation of capital, new product or business line developments, supply and demand conditions for key products, long-term sales potential, operations and industry position, and management structure and expertise. OFI also monitors individual issuers for changes in their business fundamentals or prospects that could trigger a decision to sell a security and may consider selling a stock for one or more of the following reasons, which are subject to change: the security price approaches the target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

The Acquiring Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. The Acquiring Portfolio invests primarily in common stocks; investing in convertible securities is not a principal strategy of the Acquiring Portfolio. The Acquiring Portfolio’s adviser, Thrivent Financial, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Portfolio Holdings. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available on the Portfolios’ website.

Principal Risks

The Portfolios are subject to similar principal risks. Both Portfolios are subject to Market Risk, Issuer Risk, Large Cap Risk, Foreign Securities Risk, and Investment Adviser Risk. Both Portfolios are also subject to Volatility Risk, though each may be subject to different types of volatility risk. The Target Portfolio is also subject to Small and Mid Cap Risk and Emerging Markets Risk. These risks are described below.

It is important to note that, in the event that the mid-cap securities markets were to perform well, the Target Portfolio, if it were still in existence, may outperform the combined portfolio.

Principal risks to which both Portfolios are subject

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Additional principal risks to which only the Target Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country should cause the Portfolio’s share price to decline.

Additional principal risks to which only the Acquired Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Management of the Portfolios

The Board. The Board is responsible for the overall supervision of the operations of each Portfolio and performs the various duties imposed on the directors of investment companies by the 1940 Act and under applicable state law.

The Adviser. The Adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), is the investment adviser for each Portfolio. Thrivent Financial and its investment advisory affiliate, Thrivent Asset Management, LLC, have been in the investment advisory business since 1986 and managed approximately $82 billion in assets as of December 31, 2012, including approximately $32 billion in mutual fund assets. These advisory entities are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The Adviser and the Fund received an exemptive order from the SEC that permits the Adviser and the Portfolios, with the approval of the Board, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the contractholders of the applicable Portfolio. The Adviser will notify contractholders of a Portfolio if there is a new subadviser for that Portfolio.

The Portfolios’ annual and semiannual reports to contractholders discuss the basis for the Board approving any investment advisory agreement or investment subadvisory agreement during the period covered by the report.

Portfolio Management. Thrivent Financial has engaged OppenheimerFunds, Inc. (“OFI”) to subadvise the Target Portfolio. OFI has served as the subadviser of the Target Portfolio since its inception in 2008. OFI has been an investment adviser since 1960 and together with its affiliates, managed more than $195 billion in assets, including other mutual funds, as of December 31, 2012. OFI is located at Two World Financial Center, New York, NY 10281. Laton Spahr, CFA, serves as portfolio manager of the Target Portfolio. Mr. Spahr has been a Senior Vice President of the OFI since March 2013. Prior to joining the OFI, he was a senior portfolio manager from 2003 to 2013 and an equity analyst from 2001 to 2002 for Columbia Management Investment Advisers, LLC.

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Acquiring Portfolio since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

The Fund SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Advisory and Other Fees

Advisory Fees. Each Portfolio pays an annual investment advisory fee to the Adviser. The advisory contract between the Adviser and the Fund provides for the following advisory fees for each class of shares of a Portfolio, expressed as an annual rate of average daily net assets:

Target Portfolio
0.750% on the first $50 million of average daily net assets
0.700% of average daily net assets over $50 million

Acquiring Portfolio
0.650% of average daily net assets up to $500 million
0.575% of average daily net assets greater than $500 million but not greater than $750 million
0.550% of average daily net assets greater than $750 million but not greater than $1 billion
0.475% of average daily net assets greater than $1 billion but not greater than $2.5 billion
0.450% of average daily net assets greater than $2.5 billion but not greater than $5 billion
0.425% of average daily net assets over $5 billion

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Target Portfolio were 0.75% of the Target Portfolio’s average daily net assets.

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Acquiring Portfolio were 0.64% of the Acquiring Portfolio’s average daily net assets.

The Adviser may from time to time voluntarily waive all or a portion of its management fee or reimburse a Portfolio for all or a portion of its other expenses. Any voluntary fee waivers and/or expense reimbursements generally may be discontinued by the Adviser at any time.

With respect to the Target Portfolio, the Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the net annual portfolio operating expenses (excluding acquired (underlying) portfolio fees and expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares of the Target Portfolio. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors and the Adviser.

For a complete description of each Portfolio’s advisory services, see the section of the Portfolio Prospectus entitled “Management” and the section of the Fund SAI entitled “Investment Adviser, Investment Subadvisers, and Portfolio Managers.”

Expenses

The table below sets forth the fees and expenses that investors may pay to buy and hold shares of each of the Target Portfolio and the Acquiring Portfolio, including (i) the fees and expenses paid by the Target Portfolio for the twelve-month period ended December 31, 2012, (ii) the fees and expenses paid by the Acquiring Portfolio for the twelve-month period ended December 31, 2012, (iii) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming the Reorganization had been completed as of the beginning of such period, and (iv) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming that the Target Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner Socially Responsible Stock Portfolio (collectively referred to as the “Target Portfolios”) all merged into the Acquiring Portfolio as of the beginning of such period. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. These additional contract-level expenses are not reflected in the table below.

	Actual			Pro Forma
	Target Portfolio		Acquiring Portfolio	Acquiring Portfolio (assuming merger with Target Portfolio)	Acquiring Portfolio (assuming merger of the Target Portfolios)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A		N/A	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A		N/A	N/A	N/A
Annual Portfolio Operating Expenses As a Percentage of Net Assets (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.64%	0.64%	0.63%
Other Expenses	1.92%		0.05%	0.05%	0.05%
Total Annual Operating Expenses	2.67%		0.69%	0.69%	0.68%
Less Expense Reimbursement	1.69	%(1)	—	—	—
Net Annual Portfolio Operating Expenses	0.98%		0.69%	0.69%	0.68%

(1)

The Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.98% of the average daily net assets of the shares.

Example

The following example, using the actual and pro forma operating expenses for the twelve-month period ended December 31, 2012, is intended to help you compare the costs of investing in the Acquiring Portfolio pro forma after the Reorganization with the costs of investing in each of the Target Portfolio and the Acquiring Portfolio without the Reorganization. The example assumes that you invest $10,000 in each Portfolio for the time period indicated and that you redeem all of your shares at the end of each period. The example also assumes that your investments have a 5% return each year and that each Portfolio’s operating expenses remain the same each year. Although your actual returns may be higher or lower, based on these assumptions your costs would be:

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger of the Target Portfolios)
Total operating expenses assuming redemption at the end of the period
One Year	$100	$70	$69
Three Years	$668	$221	$218
Five Years	$1,264	$384	$379
Ten Years	$2,878	$859	$847

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Portfolios’ performance. During the fiscal year ended December 31, 2012, the Acquiring Portfolio’s and the Target Portfolio’s portfolio turnover rates were 121% and 118%, respectively, of the average value of their portfolios.

The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to: (1) separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life; (2) other portfolios of the Fund; and (3) retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial and Thrivent Life. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios at the same time. Although neither Thrivent Financial, Thrivent Life, nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax law, (3) changes in the investment management of a portfolio, or (4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the Adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Please note that the Target Portfolio and the Acquiring Portfolio have identical valuation policies. As a result, there will be no material change to the value of the Target Portfolio’s assets because of the Reorganization.

Capitalization

The following table sets forth the capitalization of the Target Portfolio and the Acquiring Portfolio, as of December 31, 2012, and the pro forma capitalization of the Acquiring Portfolio as if the Reorganization occurred on that date. These numbers may differ as of the Closing Date.

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger of the Target Portfolios)
Net assets
Portfolio Net Assets	$5,979,400	$622,532,882	$650,532,697
Net asset value per share
Net asset value	$9.01	$9.22	$9.22
Shares outstanding
Portfolio Shares	663,334	67,525,986	70,563,106

The pro forma shares outstanding reflect the issuance by the Acquiring Portfolio of approximately 0.6 million shares, reflecting the exchange of the assets and liabilities of the Target Portfolio for newly issued shares of the Acquiring Portfolio at the pro forma net asset value per share. The aggregate value of the Acquiring Portfolio shares that a Target Portfolio contractholder receives in the Reorganization will equal the aggregate value of the Target Portfolio shares owned immediately prior to the Reorganization.

Annual Performance Information

The following chart shows the annual returns of the Target Portfolio since its inception and the Acquiring Portfolio for its past ten fiscal years. The bar charts include the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Thrivent Partner All Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

As a result of market activity, current performance may vary from the figures shown.

Since its inception, the Target Portfolio’s highest quarterly return was 21.26% (for the quarter ended June 30, 2009) and its lowest quarterly return was -21.00% (for the quarter ended September 30, 2011). Since its inception, the Acquiring Portfolio’s highest quarterly return was 16.13% (for the quarter ended September 30, 2009) and its lowest quarterly return was -22.18% (for the quarter ended December 31, 2008).

Comparative Performance Information

As a basis for evaluating each Portfolio’s performance and risks, the following table shows how each Portfolio’s performance compares with broad-based market indices that the Adviser believes are appropriate benchmarks for such Portfolio. The Target Portfolio’s benchmark is the Russell 3000® Value Index, which measures the performance of the broad value segment of U.S. equities. The Acquiring Portfolio’s benchmark is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Further, the table includes the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Average annual total returns are shown below for each Portfolio for the periods ended December 31, 2012 (the most recently completed calendar year prior to the date of this Prospectus/Proxy Statement). Remember that past performance of a Portfolio is not indicative of its future performance.

Average Annual Total Returns for the Period ended December 31, 2012

	Target Portfolio		Acquiring Portfolio
	Past 1 Year	Since Inception (4/30/08)	Past 1 Year	Past 5 Years	Past 10 Years
Applicable Portfolio	11.74%	-1.32%	14.90%	-0.69%	4.90%
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	17.55%	1.82%	—	—	—
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	—	—	16.00%	1.66%	7.10%

Other Service Providers

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides administrative personnel and services necessary to operate the Portfolios and receives an administration fee from the Portfolios. The custodian for the Portfolios is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm.

Governing Law

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 36 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio, the Thrivent Partner Healthcare Portfolio, and the Thrivent Natural Resources Portfolio, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

The Fund’s organizational documents are filed as part of the Fund’s registration statement with the SEC, and shareholders may obtain copies of such documents as described on page      of this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Portfolio will transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. The Acquiring Portfolio shares issued to the Target Portfolio will have an aggregate value equal to the aggregate value of the Target Portfolio’s net assets immediately prior to the Reorganization. Upon receipt by the Target Portfolio of Acquiring Portfolio Shares, the Target Portfolio will distribute such shares of the Acquiring Portfolio to Target Portfolio shareholders. Then, as soon as practicable after the Closing Date of the Reorganization, the Target Portfolio will dissolve under applicable state law.

The Target Portfolio will distribute the Acquiring Portfolio shares received by it pro rata to Target Portfolio shareholders of record in exchange for their interest in shares of the Target Portfolio. Accordingly, as a result of the Reorganization, each Target Portfolio shareholder would own Acquiring Portfolio shares that would have an aggregate value immediately after the Reorganization equal to the aggregate value of that shareholder’s Target Portfolio shares immediately prior to the Reorganization. The interests of each of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of the Target Portfolio or the Acquiring Portfolio will hold a reduced percentage of ownership in the larger combined portfolio than the shareholder did in either of the separate Portfolios.

No sales charge or fee of any kind will be assessed to Target Portfolio shareholders in connection with their receipt of Acquiring Portfolio shares in the Reorganization.

Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the Target Portfolio that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for consummation of the Reorganization.

Terms of the Reorganization Agreement

The following is a summary of the material terms of the Reorganization Agreement. This summary is qualified in its entirety by reference to the form of Reorganization Agreement, a form of which is attached as Appendix A to the Reorganization SAI.

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire all of the assets and the liabilities of the Target Portfolio on the Closing Date in exchange for Shares of the Acquiring Portfolio. Subject to the Target Portfolio’s contractholders approving the Reorganization, the Closing Date shall occur on August 16, 2013 or such other date as determined by an officer of the Fund.

On the Closing Date, the Target Portfolio will transfer to the Acquiring Portfolio all of its assets and liabilities. The Acquiring Portfolio will in turn transfer to the

Target Portfolio a number of its Shares equal in value to the value of the net assets of the Target Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the valuation method described in the Acquiring Portfolio’s then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Portfolio will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

The Target Portfolio expects to distribute Shares of the Acquiring Portfolio received by the Target Portfolio to contractholders of the Target Portfolio promptly after the Closing Date and then dissolve.

The Acquiring Portfolio and the Target Portfolio have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Portfolio’s contractholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Acquiring Portfolio of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

•

the receipt of an opinion of counsel relating to the tax free nature of the Reorganization (as further described herein under the heading “Material Federal Income Tax Consequences of the Reorganization”).

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the contractholders of the Target Portfolio, provided that no such amendment after such approval shall be made if it would have a material adverse effect on the interests of such Target Portfolio’s contractholders. The Reorganization Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to closing.

Reasons for the Proposed Reorganization

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better long-term performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

Material Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This discussion is limited to U.S. persons who hold shares of the Target Portfolio as capital assets for U.S. federal income tax purposes. For federal income tax purposes, the contractholders are not the shareholders of the Target Portfolio. Rather, Thrivent Financial and Thrivent Life and their separate accounts are the shareholders.

This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular contractholder or to contractholders who may be subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert or that a court would not sustain a position contrary to any of the tax aspects described below. Contractholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization to them, as well as the effects of state, local and non-U.S. tax laws.

The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. It is a condition to closing the Reorganization that the Target Portfolio and the Acquiring Portfolio receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP, special counsel to each Portfolio (“Skadden Arps”), dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a)(1) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows: to the effect that on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes, except as noted below:

•

the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Portfolio and the Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized by the Target Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the Target Portfolio’s liabilities, or upon the distribution of Acquiring Portfolio shares by the Target Portfolio to its shareholders in liquidation;

•

under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon receipt of the assets transferred to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolio;

•

under Section 362(b) of the Code, the Acquiring Portfolio’s tax basis in each asset that the Acquiring Portfolio receives from the Target Portfolio will be the same as the Target Portfolio’s tax basis in such asset immediately prior to such exchange;

•	under Section 1223(2) of the Code, the Acquiring Portfolio’s holding periods in each asset will include the Target Portfolio’s holding periods in such asset;

•

under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Target Portfolio on the distribution of Acquiring Portfolio shares to them in exchange for their shares of the Target Portfolio;

•

under Section 358 of the Code, the aggregate tax basis of the Acquiring Portfolio shares that the Target Portfolio’s shareholders receive in exchange for their Target Portfolio shares will be the same as the aggregate tax basis of the Target Portfolio shares exchanged therefor;

•

under Section 1223(1) of the Code, a Target Portfolio shareholder’s holding period for the Acquiring Portfolio shares received in the Reorganization will be determined by including the holding period for the Target Portfolio shares exchanged therefor, provided that the shareholder held the Target Portfolio shares as a capital asset on the date of the exchange; and

•

under Section 381 of the Code, the Acquiring Portfolio will succeed to and take into account the items of the Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Section 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

After the Reorganization, each shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for U.S. federal income tax purposes.

The opinion will be based on certain factual certifications made by the officers of the Target Portfolio and the Acquiring Portfolio, and will also be based on customary assumptions such as the assumption that the Reorganization will be consummated in accordance with the Reorganization Agreement. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code which are the same rules currently applicable to the Target Portfolio. In connection with the Reorganization, on or before the Closing Date, the Target Portfolio will declare to its shareholders a dividend which, together with all of its previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt interest income and net capital gains through the Closing Date.

A regulated investment company is permitted to carryforward net capital losses; however, net capital losses incurred in taxable years beginning on or before December 22, 2010 can be carried forward for eight taxable years only. Additionally capital losses incurred in taxable years beginning on or before December 22, 2010 cannot be utilized to offset capital gains until all net capital losses arising in tax years beginning after December 22, 2010 have been utilized. As a result, some net capital loss carryforwards incurred on or before December 22, 2010 may expire unused.

Immediately prior to the Reorganization, the Target Portfolio will have unutilized capital loss carryforwards of approximately $293,000. The final amount of unutilized capital loss carryforwards for the Target Portfolio is subject to change and will not be determined until the Closing Date.

Generally, the Acquiring Portfolio will succeed to the capital loss carryforwards of the Target Portfolio, subject to the limitations described below. If the Target Portfolio has capital loss carryforwards, such capital losses would, in the absence of the Reorganization, generally be available to offset Target Portfolio capital gains, thereby reducing the amount of capital gain net income that must be distributed to the Target Portfolio shareholders.

Under Sections 382 and 383 of the Code, an “equity structure shift” arising as a result of a reorganization under Section 368(a)(1) of the Code can result in limitations on the post-reorganization Portfolio’s use of capital loss carryforwards of the participating Portfolios. An “equity structure shift” can trigger limitations on capital loss carryforwards where there is a more than 50% change in the ownership of a Portfolio.

Because the Reorganization is not expected to result in a more than 50% change in ownership of the Target Portfolio or the Acquiring Portfolio, it is anticipated that the capital loss carryforwards of the Target Portfolio will not be subject to an annual limitation and none of the Target Portfolio’s $293,000 capital loss carryforward is expected to expire unutilized as a result of the Reorganization.

This summary of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

The Reorganization will not be a taxable event for any contractholder.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser or an affiliate and will not be borne by shareholders of the Target Portfolio.

Reorganization expenses include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with each Reorganization; the costs of printing and distributing this Prospectus/Proxy Statement; legal fees incurred preparing materials for the Boards attending the Board meetings and preparing the Board minutes; auditing fees associated with the Portfolio’s financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Management of the Portfolios estimates the total cost of the Reorganization to be approximately $107,000 ($320,000 for the Target Portfolios combined). If the Reorganization is not approved by contractholders, the Adviser will still bear the costs of the proposed Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of Shares of the Acquiring Portfolio will be passed on by Skadden Arps.

Contractholder Approval

The Board has unanimously approved the Reorganization, subject to shareholder approval. Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Board Recommendation

The Board recommends voting “FOR” the proposed Reorganization.

SHAREHOLDER AND CONTRACTHOLDER INFORMATION

At the close of business on the Record Date, the Acquiring Portfolio had outstanding              shares. As of             , 2013, the directors and officers of the Acquiring Portfolio as a group owned less than 1% of the shares of the Acquiring Portfolio. As of             , 2013, no person was known by the Acquiring Portfolio to own beneficially or of record as much as 5% of the Acquiring Portfolio shares except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

At the close of business on the Record Date, the Target Portfolio had outstanding              shares. As of             , 2013, the directors and officers of the Target Portfolio as a group owned less than 1% of the shares of the Target Portfolio. As of             , 2013, no person was known by the Target Portfolio to own beneficially or of record as much as 5% of the              shares of the Target Portfolio except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

Annual Meeting of Contractholders

There will be no annual or further special meetings of contractholders of the Fund unless required by applicable law or called by the Board in its discretion. Contractholders wishing to submit proposals for inclusion in a proxy statement for a subsequent contractholder meeting should send their written proposals to the Secretary of the Fund, 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Contractholder proposals should be received in a reasonable time before the solicitation is made.

VOTING INFORMATION AND REQUIREMENTS

General

Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Record Date

The Board has fixed the close of business on June 5, 2013 as the Record Date for the determination of contractholders entitled to notice of, and to vote at, the Meeting. Target Portfolio shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

Quorum

A majority of the shares of the Portfolio entitled to vote at the Meeting represented in person or by proxy constitutes a quorum. Thrivent Financial and its affiliates together are the record owners of a majority of the shares of the Target Portfolio. Thrivent Financial’s representation at the Meeting will therefore assure the presence of a quorum.

Proxies

Target Portfolio contractholders may vote in any one of four ways: (i) via the Internet, (ii) by telephone, (iii) by mail, by returning the proxy card, or (iv) in person at the Meeting. Instructions for Internet and telephone voting are included with the enclosed proxy materials. Contractholders who deliver voting instructions by methods (i), (ii) or (iii) may revoke them at any time prior to the Meeting by delivering a written notice of revocation, by executing another proxy card bearing a later date or by attending the Meeting and giving voting instructions in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy. The required control number for Internet and telephone voting is printed on the enclosed proxy card. The control number is used to match voting proxy cards with Contractholders’ respective accounts and to ensure that, if multiple proxy cards are executed, shares are voted in accordance with the proxy card bearing the latest date. The Target Portfolio employs procedures for Internet and telephone voting, such as requiring the control number from the proxy card in order to vote by either of these methods, which it considers to be reasonable to confirm that the instructions received are genuine. If reasonable procedures are employed, the Target Portfolio will not be liable for following Internet or telephone votes which it believes to be genuine.

Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be deemed present for quorum purposes. Abstentions and broker non-votes have the same effect as votes “AGAINST” the Reorganization.

All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the approval of the proposed Reorganization.

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of this Notice and Prospectus/Proxy Statement with its enclosures on or about June 21, 2013. Contractholders of the Target Portfolio whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication. The Target Portfolio may retain Computershare Fund Services (“Computershare”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. We do not anticipate any expense for additional telephone solicitation by Computershare. The proxy solicitation expenses are an expense of the Reorganization and will be allocated as described above.

Other Matters to Come Before the Meeting

The Board knows of no business other than that described in the Notice that will be presented for consideration at the Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy to vote proxies in accordance with their best judgment.

In the event that a quorum is present at the Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Meeting to permit further solicitation of proxies on the proposed Reorganization, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of contractholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Meeting to be adjourned.

If you cannot be present in person, you are requested to fill in, sign and return the enclosed proxy card, for which, no postage is required if mailed in the United States, or record your voting instructions by telephone or via the Internet promptly.

David S. Royal
Secretary
Thrivent Series Fund, Inc.

Questions & Answers

For Contractholders of Thrivent Partner Socially Responsible Stock Portfolio

Although we recommend that you read the complete Prospectus/Proxy Statement, we have provided the following questions and answers to clarify and summarize the issues to be voted on.

Q: Why is a contractholder meeting being held?

A: A special meeting of contractholders (the “Meeting”) of Thrivent Partner Socially Responsible Stock Portfolio (the “Target Portfolio”) is being held to seek contractholder approval of a reorganization (the “Reorganization”) of the Target Portfolio into Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a fund that pursues the same investment objective as the Target Portfolio. Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Acquiring Portfolio.

Q: Why is the Reorganization being recommended?

A: After careful consideration, the Board of Directors (the “Board”) of Thrivent Series Fund, Inc. (the “Fund”) has determined that the Reorganization will benefit the Target Portfolio’s contractholders and recommends that you cast your vote “FOR” the proposed Reorganization. The Target Portfolio and the Acquiring Portfolio have the same investment objective, and each is a diversified series of the Fund, an open-end investment company registered under the Investment Company Act of 1940. Thrivent Financial for Lutherans (“Thrivent Financial”) is the investment adviser for both the Target Portfolio and the Acquiring Portfolio.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better one-year performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

Q: Who can vote?

A: Owners of the variable contracts funded by the Target Portfolio and shareholders of the Target Portfolio (e.g., mutual funds affiliated with Thrivent Financial) are entitled to vote. Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), the sponsors of your variable contracts, will cast your votes according to your voting instructions. If no timely voting instructions are received, any shares of the Target Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent Life in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation. If a voting instruction form is returned with no voting instructions, the shares of the Target Portfolio to which the form relates will be voted FOR the Reorganization.

Any shares of the Target Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates (e.g., a Thrivent-sponsored mutual fund) for their own account will also be voted in proportion to the voting instructions received for all variable contracts participating in the proxy solicitation.

Q: How will the Reorganization affect me?

A: Assuming contractholders approve the proposed Reorganization, the assets and liabilities of the Target Portfolio will be combined with those of the Acquiring Portfolio. The shares of the Target Portfolio that fund your benefits under variable contracts automatically would be exchanged for an equal dollar value of shares of the Acquiring Portfolio. The Reorganization would affect only the investments underlying variable contracts and would not otherwise affect variable contracts. Following the Reorganization, the Target Portfolio will dissolve.

Q: Will I have to pay any commission or other similar fee as a result of the Reorganization?

A: No. You will not pay any commissions or other similar fees as a result of the Reorganization.

Q: Will the total annual operating expenses that my portfolio investment bears increase as a result of the Reorganization?

A: No, they will likely decrease, and the investment management fee, which comprises a portion of the annual operating expenses, will decrease. For more information about how fund expenses may change as a result of the Reorganization, please see the comparative and pro forma table and related disclosures in the COMPARISON OF THE PORTFOLIOS—Expenses section of the prospectus/proxy statement.

Q: Will I have to pay any U.S. federal income taxes as a result of the Reorganization?

A: The Reorganization is expected to be tax-free for federal income tax purposes. The Target Portfolio will seek an opinion of counsel to this effect. Generally, neither shareholders nor contractholders will incur capital gains or losses on the exchange of Target Portfolio shares for Acquiring Portfolio shares as a result of the Reorganization. The cost basis on each investment will also remain the same. If you choose to make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q: Can I surrender or exchange my interests in the Target Portfolio for a different subaccount option of the Fund or surrender my contract before the Reorganization takes place?

A: Yes, but please refer to the most recent prospectus of your variable contract as certain charges and/or restrictions may apply to such exchanges and surrenders.

Q: If contractholders do not approve the Reorganization, what will happen to the Target Portfolio?

A: Thrivent Financial will have to re-assess what changes it would like to make to the Target Portfolio, including a possible repurposing of the Portfolio’s principal investment strategies. It may ultimately decide to make no changes.

Q: Who pays the costs of the Reorganization?

A: The expenses of the Reorganization, including the costs of the Meeting, will be paid by Thrivent Financial.

Q: How can I vote?

A: Contractholders are invited to attend the Meeting and to vote in person. You may also vote by executing a proxy using one of three methods:

•

By Internet: Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Telephone: Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By Mail: If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Q: When should I vote?

A: Every vote is important and the Board encourages you to record your vote as soon as possible. Voting your proxy now will ensure that the necessary number of votes is obtained, without the time and expense required for additional proxy solicitation.

Q: Who should I call if I have questions about a Proposal in the proxy statement?

A: Call 1-800-847-4836 with your questions.

Q: How can I get more information about the Target and Acquiring Portfolios or my variable contract?

A: You may obtain (1) a prospectus, statement of additional information or annual/semiannual report for the Portfolios, (2) a prospectus or statement of additional information for your variable contract or (3) the statement of additional information regarding the Reorganization (request the “Reorganization SAI”) by:

•	Telephone: 1-800-THRIVENT (1-800-847-4836) and say [“Variable Annuity” or “Variable Universal Life”]

•	Mail: Thrivent Series Fund, Inc., 4321 North Ballard Road, Appleton, WI 54919

•	Internet:

—	For a copy of a prospectus, a statement of additional information, or a shareholder report: www.thrivent.com

—	For a copy of this Prospectus/Proxy Statement or the Reorganization SAI: www.proxy-direct.com/

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, by voting later by Internet or telephone or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

Thrivent Partner Socially Responsible Stock Portfolio

a series of

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(800) 847-4836

www.thrivent.com

NOTICE OF SPECIAL MEETING

OF CONTRACTHOLDERS

To be Held on August 2, 2013

NOTICE IS HEREBY GIVEN THAT a special meeting of contractholders (the “Meeting”) of Thrivent Partner Socially Responsible Stock Portfolio (the “Target Portfolio”), a series of Thrivent Series Fund, Inc. (the “Fund”), will be held at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 on August 2, 2013 at 9:30 a.m. Central time for the following purposes:

1.

To approve an Agreement and Plan of Reorganization pursuant to which the Target Portfolio would (i) transfer all of its assets and liabilities to Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a series of the Fund, in exchange for Shares of the Acquiring Portfolio, (ii) distribute such Shares of the Acquiring Portfolio to contractholders of the Target Portfolio, and (iii) dissolve.

2.	To transact such other business as may properly be presented at the Meeting or any adjournment thereof.

The Board of Directors of the Fund (the “Board”) has fixed the close of business on June 5, 2013 as the record date for the determination of contractholders entitled to notice of, and to vote at, the Meeting and all adjournments thereof.

Contractholders are invited to attend the meeting and vote in person. You may also vote by executing a proxy using one of three methods:

•

By Internet—Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By telephone—Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free number and required control number are printed on your enclosed proxy card. If this feature is used, there is no need to mail the proxy card.

•

By mail—If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Contractholders who execute proxies by Internet, telephone, or mail may revoke them at any time prior to the Meeting by filing with the Target Portfolio a written notice of revocation, by executing another proxy bearing a later date, or by attending the Meeting and voting in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy.

The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.

YOUR VOTE IS IMPORTANT

Please return your proxy card or record your voting instructions by telephone or via the Internet promptly no matter how many shares you own. In order to avoid the additional expense of further solicitation, we ask that you mail your proxy card or record your voting instructions by telephone or via the Internet promptly regardless of whether you plan to be present in person at the Meeting.

Date:                     , 2013

David S. Royal

Secretary

Thrivent Series Fund, Inc.

SUBJECT TO COMPLETION, DATED APRIL 19, 2013

COMBINED PROSPECTUS/PROXY STATEMENT

THRIVENT SERIES FUND, INC.

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Large Cap Stock Portfolio

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained in this Prospectus/Proxy Statement. Contractholders should read the entire Prospectus/Proxy Statement carefully.

The Reorganization

The Board, including the directors who are not “interested persons” (as defined in the 1940 Act) of each Portfolio, has unanimously approved the Reorganization Agreement on behalf of each Portfolio, subject to Target Portfolio contractholder approval. The Reorganization Agreement provides for:

•	the transfer of all of the assets and liabilities of the Target Portfolio to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio;

•	the distribution by the Target Portfolio of such Acquiring Portfolio shares to Target Portfolio shareholders; and

•	the dissolution of the Target Portfolio.

When the Reorganization is complete, Target Portfolio shareholders will hold Acquiring Portfolio shares. The aggregate value of the Acquiring Portfolio shares a Target Portfolio shareholder will receive in the Reorganization will equal the aggregate value of the Target Portfolio shares owned by such shareholder immediately prior to the Reorganization. After the Reorganization, the Acquiring Portfolio will continue to operate with the investment objective and investment policies set forth in this Prospectus/Proxy Statement. The Reorganization will not affect your variable contract.

As discussed in more detail elsewhere in this prospectus/proxy statement, the Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better one-year performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

In addition, the Board, when determining whether to approve the Reorganization, considered, among other things, the future growth prospects of each of the Target Portfolio and the Acquiring Portfolio, the fact that the Target Portfolio contractholders would not experience any diminution in contractholder services as a result of the Reorganization, and the fact that the Reorganization is expected to be a tax-free reorganization for federal income tax purposes.

Background and Reasons for the Reorganization

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth.

Despite this similarity, there are significant differences between the two Portfolios’ principal investment strategies, which are described in more detail in the COMPARISON OF PORTFOLIOS—Investment Objective and Principal Strategies section of the prospectus/proxy statement. Under normal circumstances, the Target Portfolio invests at least 80% of its net assets in common stock. The Target Portfolio invests primarily in the common stocks of U.S. large-cap companies. The subadviser of the Target Portfolio selects investments on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Like the Target Portfolio, the Acquiring Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies with large-sized market capitalizations. The Acquiring Portfolio invests primarily in common stocks; investing in convertible securities is not a principal strategy of the Acquiring Portfolio.

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

The Board is asking contractholders of the Target Portfolio to approve the Reorganization at the Meeting to be held on August 2, 2013. If contractholders of the Target Portfolio approve the proposed Reorganization, it is expected that the closing date of the transaction (the “Closing Date”) will be after the close of business on or about August 16, 2013, but it may be at a different time as described herein. If contractholders of the Target Portfolio do not approve the proposed Reorganization, the Board will consider alternatives, including repurposing the Target Portfolio’s principal strategies.

The Board recommends that you vote “FOR” the Reorganization.

COMPARISON OF THE PORTFOLIOS

Investment Objective and Principal Strategies

Investment Objective. The Target Portfolio and the Acquiring Portfolio both seek long-term capital growth. There are risks inherent in all investments in securities; accordingly, there can be no assurance that either of the Portfolios will achieve its investment objectives.

Principal Strategies. Under normal circumstances, the Target Portfolio invests at least 80% of its net assets in common stock. The Target Portfolio invests primarily in the common stocks of U.S. large-cap companies. Calvert Investment Management, Inc. (“Calvert”), a subadviser of the Target Portfolio, selects investments on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Target Portfolio employs a two-part process for evaluating prospective investments. Investments are first selected for financial soundness by Atlanta Capital Management Company, LLC (“Atlanta Capital”), one of the Target Portfolio’s subadvisers, and then evaluated according to the Target Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability, and social responsibility factors. Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations.

The Acquiring Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. The Acquiring Portfolio invests primarily in common stocks. The Acquiring Portfolio’s adviser, Thrivent Financial, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Portfolio Holdings. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available on the Portfolios’ website.

Principal Risks

The Portfolios are subject to similar principal risks. Both Portfolios are subject to Market Risk, Issuer Risk, Large Cap Risk, Foreign Securities Risk, and Investment Adviser Risk. Both Portfolios are also subject to Volatility Risk, though each may be subject to different types of volatility risk. The Target Portfolio is also subject to Mid Cap Risk. These risks are described below.

It is important to note that, in the event that the mid-cap securities markets were to perform well, the Target Portfolio, if it were still in existence, may outperform the combined portfolio.

Principal risks to which both Portfolios are subject

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Additional principal risks to which only the Target Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectation, its stock prices may fall dramatically.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Additional principal risks to which only the Acquired Portfolio is subject

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Management of the Portfolios

The Board. The Board is responsible for the overall supervision of the operations of each Portfolio and performs the various duties imposed on the directors of investment companies by the 1940 Act and under applicable state law.

The Adviser. The Adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), is the investment adviser for each Portfolio. Thrivent Financial and its investment advisory affiliate, Thrivent Asset Management, LLC, have been in the investment advisory business since 1986 and managed approximately $82 billion in assets as of December 31, 2012, including approximately $32 billion in mutual fund assets. These advisory entities are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The Adviser and the Fund received an exemptive order from the SEC that permits the Adviser and the Portfolios, with the approval of the Board, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the contractholders of the applicable Portfolio. The Adviser will notify contractholders of a Portfolio if there is a new subadviser for that Portfolio.

The Portfolios’ annual and semiannual reports to contractholders discuss the basis for the Board approving any investment advisory agreement or investment subadvisory agreement during the period covered by the report.

Portfolio Management. Thrivent Financial has engaged Calvert Investment Management, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, to subadvise the Target Portfolio. Calvert has served as the subadviser of the Target Portfolio since its inception in 2008. Calvert has been managing mutual funds since 1976, and, as of December 31, 2012, managed $12 billion in assets. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”) to assist in providing investment advice to the Target Portfolio. Atlanta Capital has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2012, Atlanta Capital managed $14.2 billion in assets. Atlanta Capital is located at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309.

Richard B. England, Managing Director-Equities and Principal at Atlanta Capital, is the Target Portfolio’s lead manager and has been with Atlanta Capital for over five years. Paul J. Marshall, CFA, Vice President and Principal at Atlanta Capital, is also a portfolio manager for the Portfolio. He has been with Atlanta Capital for over five years.

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Acquiring Portfolio since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

The Fund SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Advisory and Other Fees

Advisory Fees. Each Portfolio pays an annual investment advisory fee to the Adviser. The advisory contract between the Adviser and the Fund provides for the following advisory fees for each class of shares of a Portfolio, expressed as an annual rate of average daily net assets:

Target Portfolio
0.800% on the first $50 million of average daily net assets
0.775% of average daily net assets over $50 million

Acquiring Portfolio
0.650% of average daily net assets up to $500 million
0.575% of average daily net assets greater than $500 million but not greater than $750 million
0.550% of average daily net assets greater than $750 million but not greater than $1 billion
0.475% of average daily net assets greater than $1 billion but not greater than $2.5 billion
0.450% of average daily net assets greater than $2.5 billion but not greater than $5 billion
0.425% of average daily net assets over $5 billion

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Target Portfolio were 0.80% of the Target Portfolio’s average daily net assets.

During the twelve-months ended December 31, 2012, the contractual advisory fees for the Acquiring Portfolio were 0.64% of the Acquiring Portfolio’s average daily net assets.

The Adviser may from time to time voluntarily waive all or a portion of its management fee or reimburse a Portfolio for all or a portion of its other expenses. Any voluntary fee waivers and/or expense reimbursements generally may be discontinued by the Adviser at any time.

With respect to the Target Portfolio, the Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the net annual portfolio operating expenses (excluding acquired (underlying) portfolio fees and expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares of the Target Portfolio. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors and the Adviser.

For a complete description of each Portfolio’s advisory services, see the section of the Portfolio Prospectus entitled “Management” and the section of the Fund SAI entitled “Investment Adviser, Investment Subadvisers, and Portfolio Managers.”

Expenses

The table below sets forth the fees and expenses that investors may pay to buy and hold shares of each of the Target Portfolio and the Acquiring Portfolio, including (i) the fees and expenses paid by the Target Portfolio for the twelve-month period ended December 31, 2012, (ii) the fees and expenses paid by the Acquiring Portfolio for the twelve-month period ended December 31, 2012, (iii) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming the Reorganization had been completed as of the beginning of such period, and (iv) pro forma fees and expenses for the Acquiring Portfolio for the twelve-month period ended December 31, 2012, assuming that the Target Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner All Cap Value Portfolio (collectively referred to as the “Target Portfolios”) all merged into the Acquiring Portfolio as of the beginning of such period. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. These additional contract-level expenses are not reflected in the table below.

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger of Target Portfolio)	Acquiring Portfolio (assuming merger of Target Portfolios)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A	N/A	N/A

	Actual			Pro Forma
	Target Portfolio		Acquiring Portfolio	Acquiring Portfolio (assuming merger of Target Portfolio)	Acquiring Portfolio (assuming merger of Target Portfolios)
Annual Portfolio Operating Expenses As a Percentage of Net Assets (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.64%	0.64%	0.63%
Other Expenses	1.54%		0.05%	0.05%	0.05%
Total Annual Operating Expenses	2.34%		0.69%	0.69%	0.68%
Less Expense Reimbursement	1.36	%(1)	—	—	—
Net Annual Portfolio Operating Expenses	0.98%		0.69%	0.69%	0.68%

(1)

The Adviser has contractually agreed, through at least April 30, 2014, to waive certain fees and/or reimburse certain expenses associated with the shares of the Target Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.98% of the average daily net assets of the shares.

Example

The following example, using the actual and pro forma operating expenses for the twelve-month period ended December 31, 2012, is intended to help you compare the costs of investing in the Acquiring Portfolio pro forma after the Reorganization with the costs of investing in each of the Target Portfolio and the Acquiring Portfolio without the Reorganization. The example assumes that you invest $10,000 in each Portfolio for the time period indicated and that you redeem all of your shares at the end of each period. The example also assumes that your investments have a 5% return each year and that each Portfolio’s operating expenses remain the same each year. Although your actual returns may be higher or lower, based on these assumptions your costs would be:

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger of Target Portfolios)
Total operating expenses assuming redemption at the end of the period
One Year	$100	$70	$69
Three Years	$600	$221	$218
Five Years	$1,127	$384	$379
Ten Years	$2,571	$859	$847

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Portfolios’ performance. During the fiscal year ended December 31, 2012, the Acquiring Portfolio’s and the Target Portfolio’s portfolio turnover rates were 121% and 31%, respectively, of the average value of their portfolios.

The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to: (1) separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life; (2) other portfolios of the Fund; and (3) retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial and Thrivent Life. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios at the same time. Although neither Thrivent Financial Thrivent Life, nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax law, (3) changes in the investment management of a portfolio, or (4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the Adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Please note that the Target Portfolio and the Acquiring Portfolio have identical valuation policies. As a result, there will be no material change to the value of the Target Portfolio’s assets because of the Reorganization.

Capitalization

The following table sets forth the capitalization of the Target Portfolio and the Acquiring Portfolio, as of December 31, 2012, and the pro forma capitalization of the Acquiring Portfolio as if the Reorganization occurred on that date. These numbers may differ as of the Closing Date.

	Actual		Pro Forma
	Target Portfolio	Acquiring Portfolio	Acquiring Portfolio (assuming merger of Target Portfolios)
Net assets
Portfolio Net Assets	$9,178,030	$622,532,882	$650,532,697
Net asset value per share
Net asset value	$11.82	$9.22	$9.22
Shares outstanding
Portfolio Shares	776,486	67,525,986	70,563,106

The pro forma shares outstanding reflect the issuance by the Acquiring Portfolio of approximately 1.0 million shares, reflecting the exchange of the assets and liabilities of the Target Portfolio for newly issued shares of the Acquiring Portfolio at the pro forma net asset value per share. The aggregate value of the Acquiring Portfolio shares that a Target Portfolio contractholder receives in the Reorganization will equal the aggregate value of the Target Portfolio shares owned immediately prior to the Reorganization.

Annual Performance Information

The following chart shows the annual returns of the Target Portfolio since its inception and the Acquiring Portfolio for its past ten fiscal years. The bar charts include the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Large Cap Stock Portfolio

As a result of market activity, current performance may vary from the figures shown.

Since its inception, the Target Portfolio’s highest quarterly return was 18.98% (for the quarter ended June 30, 2009) and its lowest quarterly return was -15.17% (for the quarter ended September 30, 2011). Since its inception, the Acquiring Portfolio’s highest quarterly return was 16.13% (for the quarter ended September 30, 2009) and its lowest quarterly return was -22.18% (for the quarter ended December 31, 2008).

Comparative Performance Information

As a basis for evaluating each Portfolio’s performance and risks, the following table shows how each Portfolio’s performance compares with broad-based market indices that the Adviser believes are appropriate benchmarks for such Portfolio. The Target Portfolio and the Acquiring Portfolio use the same benchmark: the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Further, the table includes the effects of each Portfolio’s expenses, but not charges or deductions against your variable contract. If these charges and deductions were included, returns would be lower than those shown.

Average annual total returns are shown below for each Portfolio for the periods ended December 31, 2012 (the most recently completed calendar year prior to the date of this Prospectus/Proxy Statement). Remember that past performance of a Portfolio is not indicative of its future performance.

Average Annual Total Returns for the Period ended December 31, 2012

	Target Portfolio		Acquiring Portfolio
	Past 1 Year	Since Inception (4/30/08)	Past 1 Year	Past 5 Years	Past 10 Years
Applicable Portfolio	16.32%	3.82%	14.90%	-0.69%	4.90%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	2.91%	16.00%	1.66%	7.10%

Other Service Providers

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides administrative personnel and services necessary to operate the Portfolios and receives an administration fee from the Portfolios. The custodian for the Portfolios is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm.

Governing Law

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 36 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio, the Thrivent Partner Healthcare Portfolio, and the Thrivent Natural Resources Portfolio, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

The Fund’s organizational documents are filed as part of the Fund’s registration statement with the SEC, and shareholders may obtain copies of such documents as described on page             of this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Portfolio will transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. The Acquiring Portfolio shares issued to the Target Portfolio will have an aggregate value equal to the aggregate value of the Target Portfolio’s net assets immediately prior to the Reorganization. Upon receipt by the Target Portfolio of Acquiring Portfolio Shares, the Target Portfolio will distribute such shares of the Acquiring Portfolio to Target Portfolio shareholders. Then, as soon as practicable after the Closing Date of the Reorganization, the Target Portfolio will dissolve under applicable state law.

The Target Portfolio will distribute the Acquiring Portfolio shares received by it pro rata to Target Portfolio shareholders of record in exchange for their interest in shares of the Target Portfolio. Accordingly, as a result of the Reorganization, each Target Portfolio shareholder would own Acquiring Portfolio shares that would have an aggregate value immediately after the Reorganization equal to the aggregate value of that shareholder’s Target Portfolio shares immediately prior to the Reorganization. The interests of each of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of the Target Portfolio or the Acquiring Portfolio will hold a reduced percentage of ownership in the larger combined portfolio than the shareholder did in either of the separate Portfolios.

No sales charge or fee of any kind will be assessed to Target Portfolio shareholders in connection with their receipt of Acquiring Portfolio shares in the Reorganization.

Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the Target Portfolio that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for consummation of the Reorganization.

Terms of the Reorganization Agreement

The following is a summary of the material terms of the Reorganization Agreement. This summary is qualified in its entirety by reference to the form of Reorganization Agreement, a form of which is attached as Appendix A to the Reorganization SAI.

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire all of the assets and the liabilities of the Target Portfolio on the Closing Date in exchange for Shares of the Acquiring Portfolio. Subject to the Target Portfolio’s contractholders approving the Reorganization, the Closing Date shall occur on August 16, 2013 or such other date as determined by an officer of the Fund.

On the Closing Date, the Target Portfolio will transfer to the Acquiring Portfolio all of its assets and liabilities. The Acquiring Portfolio will in turn transfer to the Target Portfolio a number of its Shares equal in value to the value of the net assets of the Target Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the valuation method described in the Acquiring Portfolio’s then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Portfolio will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

The Target Portfolio expects to distribute Shares of the Acquiring Portfolio received by the Target Portfolio to contractholders of the Target Portfolio promptly after the Closing Date and then dissolve.

The Acquiring Portfolio and the Target Portfolio have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Portfolio’s contractholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Acquiring Portfolio of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

•

the receipt of an opinion of counsel relating to the tax free nature of the Reorganization (as further described herein under the heading “Material Federal Income Tax Consequences of the Reorganization”).

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the contractholders of the Target Portfolio, provided that no such amendment after such approval shall be made if it would have a material adverse effect on the interests of such Target Portfolio’s contractholders. The Reorganization Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to closing.

Reasons for the Proposed Reorganization

In determining whether to recommend approval of the Reorganization Agreement to Target Portfolio contractholders, the Board considered a number of factors, including, but not limited to: (i) the expenses and advisory fees applicable to the Portfolios before the proposed Reorganization and the estimated expense ratios of the combined portfolio after the proposed Reorganization; (ii) the comparative investment performance of the Portfolios; (iii) the future growth prospects of each Portfolio; (iv) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in the dilution of contractholder interests; (v) the compatibility of the Portfolios’ investment objectives, policies, risks and restrictions; (vi) the anticipated tax consequences of the proposed Reorganization; (vii) the compatibility of the Portfolios’ service features available to contractholders, including exchange privileges; and (viii) the estimated costs of the Reorganization. The Board concluded that these factors supported a determination to approve the Reorganization Agreement.

The Board believes that the Reorganization would be in the best interests of the Target Portfolio’s contractholders because: (i) the Acquiring Portfolio and Target Portfolio both invest in portfolios of equities; (ii) the Acquiring Portfolio has lower advisory fees than the Target Portfolio; (iii) the Acquiring Portfolio has a better one-year performance record than the Target Portfolio, though there is no guarantee of future performance; and (iv) contractholders will become contractholders in a larger combined portfolio, which increase the potential of realizing economies of scale whereby certain administrative costs may be spread across the combined portfolio’s larger asset base and, therefore, may increase the combined portfolio’s overall efficiency in the long term.

The Board has determined that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s contractholders will not be diluted as a result of the Reorganization. In addition, the Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio contractholders will not be diluted as a result of the Reorganization.

Material Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This discussion is limited to U.S. persons who hold shares of the Target Portfolio as capital assets for U.S. federal income tax purposes. For federal income tax purposes, the contractholders are not the shareholders of the Target Portfolio. Rather, Thrivent Financial and Thrivent Life and their separate accounts are the shareholders.

This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular contractholder or to contractholders who may be subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert or that a court would not sustain a position contrary to any of the tax aspects described below. Contractholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization to them, as well as the effects of state, local and non-U.S. tax laws.

The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. It is a condition to closing the Reorganization that the Target Portfolio and the Acquiring Portfolio receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP, special counsel to each Portfolio (“Skadden Arps”), dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a)(1) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows: to the effect that on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes, except as noted below:

•

the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Portfolio and the Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized by the Target Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the Target Portfolio’s liabilities, or upon the distribution of Acquiring Portfolio shares by the Target Portfolio to its shareholders in liquidation;

•

under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon receipt of the assets transferred to the Acquiring Portfolio in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolio;

•

under Section 362(b) of the Code, the Acquiring Portfolio’s tax basis in each asset that the Acquiring Portfolio receives from the Target Portfolio will be the same as the Target Portfolio’s tax basis in such asset immediately prior to such exchange;

•	under Section 1223(2) of the Code, the Acquiring Portfolio’s holding periods in each asset will include the Target Portfolio’s holding periods in such asset;

•

under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Target Portfolio on the distribution of Acquiring Portfolio shares to them in exchange for their shares of the Target Portfolio;

•

under Section 358 of the Code, the aggregate tax basis of the Acquiring Portfolio shares that the Target Portfolio’s shareholders receive in exchange for their Target Portfolio shares will be the same as the aggregate tax basis of the Target Portfolio shares exchanged therefor;

•

under Section 1223(1) of the Code, a Target Portfolio shareholder’s holding period for the Acquiring Portfolio shares received in the Reorganization will be determined by including the holding period for the Target Portfolio shares exchanged therefor, provided that the shareholder held the Target Portfolio shares as a capital asset on the date of the exchange; and

•

under Section 381 of the Code, the Acquiring Portfolio will succeed to and take into account the items of the Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Section 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

After the Reorganization, each shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for U.S. federal income tax purposes.

The opinion will be based on certain factual certifications made by the officers of the Target Portfolio and the Acquiring Portfolio, and will also be based on customary assumptions such as the assumption that the Reorganization will be consummated in accordance with the Reorganization Agreement. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code which are the same rules currently applicable to the Target Portfolio. In connection with the Reorganization, on or before the Closing Date, the Target Portfolio will declare to its shareholders a dividend which, together with all of its previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt interest income and net capital gains through the Closing Date.

A regulated investment company is permitted to carryforward net capital losses; however, net capital losses incurred in taxable years beginning on or before December 22, 2010 can be carried forward for eight taxable years only. Additionally capital losses incurred in taxable years beginning on or before December 22, 2010 cannot be utilized to offset capital gains until all net capital losses arising in tax years beginning after December 22, 2010 have been utilized. As a result, some net capital loss carryforwards incurred on or before December 22, 2010 may expire unused.

Immediately prior to the Reorganization, the Target Portfolio will have unutilized capital loss carryforwards of approximately $25,000. The final amount of unutilized capital loss carryforwards for the Target Portfolio is subject to change and will not be determined until the Closing Date.

Generally, the Acquiring Portfolio will succeed to the capital loss carryforwards of the Target Portfolio, subject to the limitations described below. If the Target Portfolio has capital loss carryforwards, such capital losses would, in the absence of the Reorganization, generally be available to offset Target Portfolio capital gains, thereby reducing the amount of capital gain net income that must be distributed to the Target Portfolio shareholders.

Under Sections 382 and 383 of the Code, an “equity structure shift” arising as a result of a reorganization under Section 368(a)(1) of the Code can result in limitations on the post-reorganization Portfolio’s use of capital loss carryforwards of the participating Portfolios. An “equity structure shift” can trigger limitations on capital loss carryforwards where there is a more than 50% change in the ownership of a Portfolio.

Because the Reorganization is not expected to result in a more than 50% change in ownership of the Target Portfolio or the Acquiring Portfolio, it is anticipated that the capital loss carryforwards of the Target Portfolio will not be subject to an annual limitation and none of the Target Portfolio’s $25,000 capital loss carryforward is expected to expire unutilized as a result of the Reorganization.

This summary of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

The Reorganization will not be a taxable event for any contractholder.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser or an affiliate and will not be borne by shareholders of the Target Portfolio.

Reorganization expenses include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with each Reorganization; the costs of printing and distributing this Prospectus/Proxy Statement; legal fees incurred preparing materials for the Boards attending the Board meetings and preparing the Board minutes; auditing fees associated with the Portfolio’s financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Management of the Portfolios estimates the total cost of the Reorganization to be approximately $107,000 ($320,000 for the Target Portfolios combined). If the Reorganization is not approved by contractholders, the Adviser will still bear the costs of the proposed Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of Shares of the Acquiring Portfolio will be passed on by Skadden Arps.

Contractholder Approval

The Board has unanimously approved the Reorganization, subject to shareholder approval. Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Board Recommendation

The Board recommends voting “FOR” the proposed Reorganization.

SHAREHOLDER AND CONTRACTHOLDER INFORMATION

At the close of business on the Record Date, the Acquiring Portfolio had outstanding             shares. As of             , 2013, the directors and officers of the Acquiring Portfolio as a group owned less than 1% of the shares of the Acquiring Portfolio. As of             , 2013, no person was known by the Acquiring Portfolio to own beneficially or of record as much as 5% of the Acquiring Portfolio shares except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

At the close of business on the Record Date, the Target Portfolio had outstanding             shares. As of             , 2013, the directors and officers of the Target Portfolio as a group owned less than 1% of the shares of the Target Portfolio. As of             , 2013, no person was known by the Target Portfolio to own beneficially or of record as much as 5% of the             shares of the Target Portfolio except as follows:

Name	Shares Outstanding	Approximate Percentage of Ownership

Annual Meeting of Contractholders

There will be no annual or further special meetings of contractholders of the Fund unless required by applicable law or called by the Board in its discretion. Contractholders wishing to submit proposals for inclusion in a proxy statement for a subsequent contractholder meeting should send their written proposals to the Secretary of the Fund, 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Contractholder proposals should be received in a reasonable time before the solicitation is made.

VOTING INFORMATION AND REQUIREMENTS

General

Approval of the Reorganization requires the affirmative vote of a “Majority of the Outstanding Voting Securities” of the Target Portfolio, which is, under the 1940 Act, the lesser of (1) 67% or more of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Record Date

The Board has fixed the close of business on June 5, 2013 as the Record Date for the determination of contractholders entitled to notice of, and to vote at, the Meeting. Target Portfolio shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

Quorum

A majority of the shares of the Portfolio entitled to vote at the Meeting represented in person or by proxy constitutes a quorum. Thrivent Financial and its affiliates together are the record owners of a majority of the shares of the Target Portfolio. Thrivent Financial’s representation at the Meeting will therefore assure the presence of a quorum.

Proxies

Target Portfolio contractholders may vote in any one of four ways: (i) via the Internet, (ii) by telephone, (iii) by mail, by returning the proxy card, or (iv) in person at the Meeting. Instructions for Internet and telephone voting are included with the enclosed proxy materials. Contractholders who deliver voting instructions by methods (i), (ii) or (iii) may revoke them at any time prior to the Meeting by delivering a written notice of revocation, by executing another proxy card bearing a later date or by attending the Meeting and giving voting instructions in person. Merely attending the Meeting, however, will not revoke any previously submitted proxy. The required control number for Internet and telephone voting is printed on the enclosed proxy card. The control number is used to match voting proxy cards with Contractholders’ respective accounts and to ensure that, if multiple proxy cards are executed, shares are voted in accordance with the proxy card bearing the latest date. The Target Portfolio employs procedures for Internet and telephone voting, such as requiring the control number from the proxy card in order to vote by either of these methods, which it considers to be reasonable to confirm that the instructions received are genuine. If reasonable procedures are employed, the Target Portfolio will not be liable for following Internet or telephone votes which it believes to be genuine.

Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be deemed present for quorum purposes. Abstentions and broker non-votes have the same effect as votes “AGAINST” the Reorganization.

All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the approval of the proposed Reorganization.

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of this Notice and Prospectus/Proxy Statement with its enclosures on or about June 21, 2013. Contractholders of the Target Portfolio whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication. The Target Portfolio may retain Computershare Fund Services (“Computershare”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. We do not anticipate any expense for additional telephone solicitation by Computershare. The proxy solicitation expenses are an expense of the Reorganization and will be allocated as described above.

Other Matters to Come Before the Meeting

The Board knows of no business other than that described in the Notice that will be presented for consideration at the Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy to vote proxies in accordance with their best judgment.

In the event that a quorum is present at the Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Meeting to permit further solicitation of proxies on the proposed Reorganization, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of contractholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Meeting to be adjourned.

If you cannot be present in person, you are requested to fill in, sign and return the enclosed proxy card, for which, no postage is required if mailed in the United States, or record your voting instructions by telephone or via the Internet promptly.

David S. Royal
Secretary
Thrivent Series Fund, Inc.

STATEMENT OF ADDITIONAL INFORMATION

Relating to the Acquisition of the Assets and Liabilities of

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

By and In Exchange for Shares of

Thrivent Large Cap Stock Portfolio

April 19, 2013

This Statement of Additional Information is available to the contractholders of Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner Socially Responsible Stock Portfolio (each a “Target Portfolio”), each a series of Thrivent Series Fund, Inc. (the “Fund”), in connection with the proposed reorganizations (“the Reorganizations”) whereby all of the assets and liabilities of the Target Portfolio would be transferred to Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”), a series of the Fund, in exchange for Shares of the Acquiring Portfolio. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus/Proxy Statement dated April 19, 2013 related to the Reorganizations (the “Prospectus/Proxy Statement”). The Acquiring Portfolio and the Target Portfolios are sometimes referred to herein individually as a “Portfolio” or collectively as the “Portfolios”.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. A copy of the Prospectus/Proxy Statement may be obtained, without charge, from, Thrivent Series Fund, Inc. by calling toll-free (800) 847-4836 or writing Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The Acquiring Portfolio will provide, without charge, upon the request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.

Page

Proposed Reorganizations	1

Additional Information About the Portfolios	1

Financial Statements	1

Appendix A — Form of Agreement and Plan of Reorganization between Thrivent Partner All Cap Growth Portfolio and Thrivent Large Cap Stock Portfolio	A-1

Appendix B — Form of Agreement and Plan of Reorganization between Thrivent Partner All Cap Value Portfolio and Thrivent Large Cap Stock Portfolio	B-1

Appendix C — Form of Agreement and Plan of Reorganization between Thrivent Partner Socially Responsible Stock Portfolio and Thrivent Large Cap Stock Portfolio	C-1

Appendix D — Statement of Additional Information of the Fund	D-1

PROPOSED REORGANIZATION

The shareholders of the Target Portfolios are being asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which each Target Portfolio would (i) transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for Shares of the Acquiring Portfolio, (ii) distribute such Acquiring Portfolio shares to shareholders of the Target Portfolios, and (iii) dissolve. Forms of the Reorganization Agreements are attached hereto as Appendix A, B, and C.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Incorporated herein by reference in its entirety is the Statement of Additional Information for the Fund, dated April 30, 2013 and as supplemented through the date hereof, which will be filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2013 and will be attached hereto as Appendix D when amended.

FINANCIAL STATEMENTS

Incorporated herein by reference in their respective entireties are:

(i)	the audited annual financial statements of each Target Portfolio, as of December 31, 2012, along with the opinion of independent registered public accounting firm, included as part of each Target Portfolio’s Form N-CSR as filed with the SEC on February 28, 2013; and

(ii)	the audited annual financial statements of the Acquiring Portfolio, as of December 31, 2012, along with the opinion of independent registered public accounting firm, included as part of the Acquiring Portfolio’s Form N-CSR as filed with the SEC on February 28, 2013.

Annual reports referenced as part of a Portfolio’s filing on Form N-CSR may be obtained by following the instructions on the cover of this Statement of Additional Information and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s Internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of May 1, 2013 by Thrivent Series Fund, Inc. (the “Fund”), a Minnesota corporation, on behalf of its series, Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”) and Thrivent Partner All Cap Growth Portfolio (the “Target Portfolio”).

W I T N E S S E T H:

WHEREAS, the Board of Directors of the Fund, on behalf of each of the Acquiring Portfolio and the Target Portfolio, has determined that entering into this Agreement whereby the Target Portfolio would transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio, is in the best interests of the shareholders of their respective fund; and

WHEREAS, the parties intend that this transaction qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

1.	Plan of Transaction.

A. Transfer of Assets. Upon satisfaction of the conditions precedent set forth in Sections 7 and 8 hereof, the Target Portfolio will convey, transfer and deliver to the Acquiring Portfolio at the closing, provided for in Section 2 hereof, all of the existing assets of the Target Portfolio (including accrued interest to the Closing Date) (as defined below), free and clear of all liens, encumbrances and claims whatsoever (the assets so transferred collectively being referred to as the “Assets”).

B. Consideration. In consideration thereof, the Acquiring Portfolio agrees that the Acquiring Portfolio at the closing will (i) deliver to the Target Portfolio, full and fractional shares of beneficial interest, par value $0.01 per share, of the Acquiring Portfolio having net asset values per share calculated as provided in Section 3(A) hereof, in an amount equal to the aggregate dollar value of the Assets determined pursuant to Section 3(A) hereof net of any liabilities of the Target Portfolio described in Section 3(E) hereof (the “Liabilities”) (collectively, the “Acquiring Portfolio Shares”) and (ii) assume all of the Liabilities of the Target Portfolio. The calculation of full and fractional Acquiring Portfolio Shares to be exchanged shall be carried out to no less than two (2) decimal places. All Acquiring Portfolio Shares delivered to the Target Portfolio in exchange for such Assets shall be delivered at net asset value without sales load, commission or other transactional fees being imposed.

2.	Closing of the Transaction.

A. Closing Date. The closing shall occur within thirty (30) business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Portfolio at which this Agreement will be considered and approved, or such later date as soon as practicable thereafter, as the parties may mutually agree (the “Closing Date”). On the Closing Date, the Acquiring Portfolio shall deliver to the Target Portfolio the Acquiring Portfolio Shares in the amount determined pursuant to Section 1(B) hereof and the Target Portfolio thereafter shall, in order to effect the distribution of such shares to the Target Portfolio shareholders, instruct the Acquiring Portfolio to register the pro rata interest in the Acquiring Portfolio Shares (in full and fractional shares) of each of the holders of record of shares of the Target Portfolio in accordance with their holdings of shares of the Target Portfolio and shall provide as part of such instruction a complete and updated list of such holders (including addresses and taxpayer identification numbers), and the Acquiring Portfolio agrees promptly to comply with said instruction. The Acquiring Portfolio shall have no obligation to inquire as to the validity, propriety or correctness of such instruction, but shall assume that such instruction is valid, proper and correct.

3.	Procedure for Reorganization.

A. Valuation. The value of the Assets and Liabilities of the Target Portfolio to be transferred and assumed, respectively, by the Acquiring Portfolio shall be computed as of the Closing Date, in the manner set forth in the most recent Prospectus and Statement of Additional Information of the Acquiring Portfolio (collectively, the “Acquiring Portfolio Prospectus”), copies of which have been delivered to the Target Portfolio.

B. Delivery of Portfolio Assets. The Assets shall be delivered to State Street Bank and Trust Company as Custodian for the Acquiring Portfolio or such other custodian as designated by the Acquiring Portfolio (collectively the “Custodian”) for the benefit of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, the cost of which shall be borne by the Target Portfolio and the Acquiring Portfolio, in proportion to their respective declines in total operating expenses, if any.

C. Failure to Deliver Securities. If the Target Portfolio is unable to make delivery pursuant to Section 3(B) hereof to the Custodian of any of the securities of the Target Portfolio for the reason that any such securities purchased by the Target Portfolio have not yet been delivered it by the Target Portfolio’s broker or brokers, then, in lieu of such delivery, the Target Portfolio shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills executed on behalf of such broker or brokers, together with such other documents as may be required by the Acquiring Portfolio or Custodian, including brokers’ confirmation slips.

D. Shareholder Accounts. The Acquiring Portfolio, in order to assist the Target Portfolio in the distribution of the Acquiring Portfolio Shares to the Target Portfolio shareholders after delivery of the Acquiring Portfolio Shares to the Target Portfolio, will establish pursuant to the request of the Target Portfolio an open account with the Acquiring Portfolio for each shareholder of the Target Portfolio and, upon request by the Target Portfolio, shall transfer to such accounts, the exact number of Acquiring Portfolio Shares then held by the Target Portfolio specified in the instruction provided pursuant to Section 2 hereof.

E. Liabilities. The Liabilities shall include all of the Target Portfolio’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

F. Expenses. In the event that the transactions contemplated herein are consummated, the Target Portfolio shall pay one half of the expenses of the Reorganization, including the costs of the special meeting of shareholders of the Target Portfolio. The remaining half of the expenses of the Reorganization shall be paid by Thrivent Financial for Lutherans (or an affiliate thereof). In addition, as part of the Reorganization, the Target Portfolio will write off its remaining unamortized organizational expenses, which shall be reimbursed by Thrivent Financial for Lutherans (or an affiliate thereof). In the event that the transactions contemplated herein are not consummated for any reason, then all reasonable outside expenses incurred to the date of termination of this Agreement shall be borne by Thrivent Financial for Lutherans (or an affiliate thereof).

G. Dissolution. As soon as practicable after the Closing Date but in no event later than one year after the Closing Date, the Target Portfolio shall voluntarily dissolve and completely liquidate by taking, in accordance with the laws of the State of Minnesota and federal securities laws, all steps as shall be necessary and proper to effect a complete liquidation and dissolution of the Target Portfolio. Immediately after the Closing Date, the share transfer books relating to the Target Portfolio shall be closed and no transfer of shares shall thereafter be made on such books.

4.	Representations and Warranties of the Target Portfolio.

The Target Portfolio hereby represents and warrants to the Acquiring Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Acquiring Portfolio that:

A. Organization. The Fund is a corporation, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization. The Target Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation of the Fund, as amended through the date hereof (the “Articles of Incorporation”). The Fund and the Target Portfolio are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Portfolio. The Fund and the Target Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Portfolio.

B. Registration. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded. The Target Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding common shares of beneficial interest of the Target Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Acquiring Portfolio, fairly represent the financial condition and the results of operations of the Target Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Target Portfolio shall furnish to the Acquiring Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Target Portfolio’s operations as of, and for the periods ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the period then ended; and such financial statements shall be certified by the Treasurer of the Target Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Target Portfolio not disclosed in the financial statements delivered pursuant to Sections 4(C) and 4(D) hereof which would materially affect the Target Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Target Portfolio which would, if adversely determined, materially affect the Target Portfolio’s financial condition. All liabilities were incurred by the Target Portfolio in the ordinary course of its business.

F. Material Agreements. The Target Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and except as referred to in the most recent Prospectus and Statement of Additional Information of the Target Portfolio (collectively, the “Target Portfolio Prospectus”), there are no material agreements outstanding relating to the Target Portfolio to which the Target Portfolio is a party.

G. Statement of Earnings. As promptly as practicable, but in any case no later than 30 calendar days after the Closing Date, the Target Portfolio shall furnish the Acquiring Portfolio with a statement of the earnings and profits of the Target Portfolio within the meaning of the Code as of the Closing Date.

H. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Target Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

I. Necessary Authority. The Fund on behalf of the Target Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Target Portfolio, and except for obtaining approval of the Target Portfolio shareholders, no other corporate acts or proceedings by the Fund on behalf of the Target Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio and constitutes a valid and binding obligation of the Target Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principles of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

J. No Violation, Consents and Approvals. The execution, delivery and performance of this Agreement by the Fund on behalf of the Target Portfolio does not and will not (i) result in a material violation of any provision of the Fund’s or the Target Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Target Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Target Portfolio is subject, or (iv) result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Target Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement.

K. Absence of Changes. From the date of this Agreement through the Closing Date, there shall not have been:

i.	any change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Portfolio, other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business;

ii.	issued by the Target Portfolio any option to purchase or other right to acquire shares of the Target Portfolio to any person other than subscriptions to purchase shares at net asset value in accordance with terms in the Target Portfolio Prospectus;

iii.	any entering into, amendment or termination of any contract or agreement by the Target Portfolio, except as otherwise contemplated by this Agreement;

iv.	any indebtedness incurred, other than in the ordinary course of business, by the Target Portfolio for borrowed money or any commitment to borrow money entered into by the Target Portfolio;

v.	any amendment of the Fund’s or the Target Portfolio’s organizational documents; or

vi.	any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Portfolio other than a lien for taxes not yet due and payable.

L. Title. On the Closing Date, the Target Portfolio will have good and marketable title to the Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable, and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of such Assets, the Acquiring Portfolio will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable.

M. Prospectus/Proxy Statement. The Registration Statement on Form N-14 of the Fund (the “Registration Statement”) and the Prospectus/Proxy Statement contained therein (the “Prospectus/Proxy Statement”), as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if it shall have been amended or supplemented, conform and will conform as they relate to the Target Portfolio, in all material respects, to the applicable requirements of the applicable federal and state securities laws and the rules and regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 4(M) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Portfolio furnished to the Target Portfolio by the Acquiring Portfolio.

N. Tax Qualification. The Target Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

O. Fair Market Value. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject.

P. Target Portfolio Liabilities. Except as otherwise provided for herein, the Target Portfolio shall use reasonable efforts, consistent with its ordinary operating procedures, to repay in full any indebtedness for borrowed money and have discharged or reserved against all of the Target Portfolio’s known debts, liabilities and obligations including expenses, costs and charges whether absolute or contingent, accrued or unaccrued.

5.	Representations and Warranties of the Acquiring Portfolio.

The Acquiring Portfolio hereby represents and warrants to the Target Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Target Portfolio that:

A. Organization. The Fund is duly formed and in good standing under the laws of the state of its organization and is duly authorized to transact business in the state of its organization. The Acquiring Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation. The Fund and the Acquiring are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Portfolio. The Fund and the Acquiring Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business and the business thereof as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Portfolio.

B. Registration. The Fund is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded. The Acquiring Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding shares of common stock of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquiring Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Target Portfolio, fairly represent the financial condition and the results of operations of the Acquiring Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Acquiring Portfolio shall furnish to the Target Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of its operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the period involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquiring Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Acquiring Portfolio not disclosed in the financial statements delivered pursuant to Sections 5(C) and 5(D) hereof which would materially affect the Acquiring Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would, if adversely determined, materially affect the Acquiring Portfolio’s financial condition. All liabilities were incurred by the Acquiring Portfolio in the ordinary course of its business.

F. Material Agreements. The Acquiring Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and, except as referred to in the Acquiring Portfolio Prospectus there are no material agreements outstanding relating to the Acquiring Portfolio to which the Acquiring Portfolio is a party.

G. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Acquiring Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

H. Necessary Authority. The Fund on behalf of the Acquiring Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Acquiring Portfolio, no other corporate acts or proceedings by the Acquiring Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio and constitutes a valid and binding obligation of the Acquiring Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principals of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

I. No Violation; Consents and Approvals. The execution, delivery and performance of this Agreement by Fund on behalf of the Acquiring Portfolio does not and will not (i) result in a material violation of any provision of Fund’s or the Acquiring Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Acquiring Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Acquiring Portfolio is subject, or (iv) result in the creation or imposition or any lien, charge or encumbrance upon any property or assets of the Acquiring Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement.

J. Absence of Proceedings. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would materially affect its financial condition.

K. Acquiring Portfolio Shares: Registration. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof will be duly registered under the Securities Act of 1933, as amended (the “Securities Act”), and all applicable state securities laws.

L. Acquiring Portfolio Shares: Authorization. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof have been duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable, will not be subject to pre-emptive or dissenters’ rights and will conform in all material respects to the description thereof contained in the Acquiring Portfolio’s Prospectus furnished to the Target Portfolio.

M. Absence of Changes. From the date hereof through the Closing Date, there shall not have been any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Portfolio, other than changes in the ordinary course of its business, which has had a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business.

N. Registration Statement. The Registration Statement and the Prospectus/Proxy Statement as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if they shall have been amended or supplemented, conforms and will conform, as they relate to the Acquiring Portfolio, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the SEC thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 5 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Portfolio furnished to the Acquiring Portfolio by the Target Portfolio.

O. Tax Qualification. The Acquiring Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

6.	Covenants.

During the period from the date of this Agreement and continuing until the Closing Date, the Target Portfolio and Acquiring Portfolio agree as follows (except as expressly contemplated or permitted by this Agreement):

A. Other Actions. The Target Portfolio and Acquiring Portfolio shall operate only in the ordinary course of business consistent with prior practice. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

B. Government Filings; Consents. The Fund shall file all reports required to be filed by the Target Portfolio and Acquiring Portfolio with the SEC between the date of this Agreement and the Closing Date and the Target Portfolio and Acquiring Portfolio shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Target Portfolio and the Acquiring Portfolio shall use all reasonable efforts to obtain all consents, approvals and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the appropriate federal and state officials.

C. Preparation of the Registration Statement and the Prospectus/Proxy Statement. In connection with the Registration Statement and the Prospectus/Proxy Statement, each party hereto will cooperate with the other and furnish to the other the information relating to the Target Portfolio or Acquiring Portfolio, as the case may be, required by the Securities Act or the Securities Exchange Act of 1934 and the rules and regulations thereunder, to be set forth in the Registration Statement or the Prospectus/Proxy Statement. The Target Portfolio shall promptly prepare the Prospectus/Proxy Statement and the Acquiring Portfolio shall promptly prepare and file with the SEC the Registration Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement, insofar as it relates to the Target Portfolio and its affiliated persons, the Acquiring Portfolio shall only include such information as is approved by the Target Portfolio for use in the Registration Statement. The Acquiring Portfolio shall not amend or supplement any such information regarding the Target Portfolio and such affiliates without the prior written consent of the Target Portfolio which consent shall not be unreasonably withheld or delayed. The Acquiring Portfolio shall promptly notify and provide the Target Portfolio with copies of all amendments or supplements filed with respect to the Registration Statement. The Acquiring Portfolio shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Portfolio shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Portfolio Shares in the transactions contemplated by this Agreement, and the Target Portfolio shall furnish all information concerning the Target Portfolio and the holders of the Target Portfolio’s shares as may be reasonably requested in connection with any such action.

D. Access to Information. During the period prior to the Closing Date, the Target Portfolio shall make available to the Acquiring Portfolio a copy of each report, schedule, registration statement and other document (the “Documents”) filed or received by it during such period pursuant to the requirements of federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Portfolio shall make available to the Target Portfolio each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law).

E. Shareholder Meetings. The Target Portfolio shall call a meeting of the Target Portfolio shareholders to be held as promptly as practicable for the purpose of voting upon the approval of this Agreement and the transactions contemplated herein, and shall furnish a copy of the Prospectus/Proxy Statement and proxy card to each shareholder of the Target Portfolio as of the record date for such meeting of shareholders. The Board shall recommend to the Target Portfolio shareholders approval of this Agreement and the transactions contemplated herein, subject to fiduciary obligations under applicable law.

F. Portfolios. The Target Portfolio and Acquiring Portfolio covenant and agree to dispose of certain assets prior to the Closing Date, but only if and to the extent necessary, so that at Closing, when the Assets are added to the Acquiring Portfolio’s portfolio, the resulting portfolio will meet the Acquiring Portfolio’s investment objective, policies and restrictions, as set forth in the Acquiring Portfolio’s Prospectus, a copy of which has been delivered to the Target Portfolio. Notwithstanding the foregoing, nothing herein will require the Target Portfolio to dispose of any portion of the Assets if, in the reasonable judgment of the Target Portfolio’s Directors or investment adviser, such disposition would create more than an insignificant risk that the Reorganization would not be treated as a “reorganization” described in Section 368(a) of the Code.

G. Distribution of Shares. The Target Portfolio covenants that at closing it shall cause to be distributed the Acquiring Portfolio Shares in the proper pro rata amount for the benefit of Target Portfolio’s shareholders and that the Target Portfolio shall not continue to hold amounts of said shares so as to cause a violation of Section 12(d)(1) of the 1940 Act. The Target Portfolio covenants to use all reasonable efforts to cooperate with the Acquiring Portfolio and the Acquiring Portfolio’s transfer agent in the distribution of said shares. The Target Portfolio covenants further that, pursuant to Section 3(G) hereof, it shall liquidate and dissolve as promptly as practicable after the Closing Date.

H. Brokers or Finders. Except as disclosed in writing to the other party prior to the date hereof, each of the Target Portfolio and the Acquiring Portfolio represents that no agent, broker, investment banker, financial advisor or other firm or person is or will be entitled to any broker’s or finder’s fee or any other commission or similar fee in connection with any of the transactions contemplated by this Agreement, and each party shall hold the other harmless from and against any and all claims, liabilities or obligations with respect to any such fees, commissions or expenses asserted by any person to be due or payable in connection with any of the transactions contemplated by this Agreement on the basis of any act or statement alleged to have been made by such first party or its affiliate.

I. Additional Agreements. In case at any time after the Closing Date any further action is necessary or desirable in order to carry out the purposes of this Agreement, the proper trustees and officers of each party to this Agreement shall take all such necessary action.

J. Public Announcements. For a period of time from the date of this Agreement to the Closing Date, the Target Portfolio and the Acquiring Portfolio will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.

K. Tax Status of Reorganization. The intention of the parties is that the transactions contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Portfolio nor the Target Portfolio shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio and the Target Portfolio will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden Arps”), special counsel to the Acquiring Portfolio and the Target Portfolio, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by Skadden Arps).

L. Declaration of Dividend. At or immediately prior to the Closing Date, the Target Portfolio shall declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

7.	Conditions to Obligations of the Target Portfolio.

The obligations of the Target Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Target Portfolio:

A. Shareholder Approval. This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of a “Majority of the Outstanding Voting Securities” (as defined in the Articles of Incorporation) of the Target Portfolio.

B. Representations, Warranties and Agreements. Each of the representations and warranties of the Acquiring Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business properties or assets of the Acquiring Portfolio as of the Closing Date, and the Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio satisfactory in form and substance to the Target Portfolio so stating. The Acquiring Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by it on or prior to the Closing Date.

C. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

D. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

E. No Injunctions or Restraints; Illegality. No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an “Injunction”) preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Portfolio.

F. Tax Opinion. The Target Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Target Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

G. Opinion of Counsel.

i.	The Target Portfolio shall have received the opinion of counsel to the Acquiring Portfolio, dated as of the Closing Date, addressed to the Target Portfolio substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota.

(c)	The Fund on behalf of the Acquiring Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Acquiring Portfolio, enforceable against the Acquiring Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Acquiring Portfolio of the Agreement and the performance by the Acquiring Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Acquiring Portfolio of the Agreement nor the compliance by the Acquiring Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio or the consummation by the Acquiring Portfolio of the transactions contemplated thereby.

(h)	The Acquiring Portfolio Shares have been duly authorized by the Fund on behalf of the Acquiring Portfolio and, when delivered to the Target Portfolio in accordance with the terms of the Agreement, will be validly issued, fully paid and non-assessable and free and clear of any preemptive rights or any similar rights arising under the applicable laws of the State of Minnesota or the Fund’s Articles of Incorporation or By-laws.

H. Officer Certificates. The Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 5 are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Acquiring Portfolio.

8.	Conditions to Obligations of the Acquiring Portfolio.

The obligations of the Acquiring Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Acquiring Portfolio:

A. Representations, Warranties, and Agreements. Each of the representations and warranties of the Target Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Portfolio as of the Closing Date, and the Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio satisfactory in form and substance to the Acquiring Portfolio so stating. The Target Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by them on or prior to the Closing Date.

B. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

C. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

D. No Injunctions or Restrains; Illegality. No Injunction preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken, or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal.

E. Tax Opinion. The Acquiring Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Acquiring Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

F. Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota

(c)	The Fund on behalf of the Target Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Target Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Target Portfolio, enforceable against the Target Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Target Portfolio of the Agreement and the performance by the Target Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Target Portfolio of the Agreement nor the compliance by the Target Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota or the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by Fund on behalf of the Target Portfolio or the enforceability of the Agreement against the Target Portfolio in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Target Portfolio of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Target Portfolio in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

G. Shareholder List. The Target Portfolio shall have delivered to the Acquiring Portfolio an updated list of all shareholders of the Target Portfolio, as reported by the Target Portfolio’s transfer agent, as of one (1) business day prior to the Closing Date with each shareholder’s respective holdings in the Target Portfolio, taxpayer identification numbers, Form W9 and last known address.

H. Officer Certificates. The Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 4 hereof are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Target Portfolio and by Target Portfolio shareholders.

9.	Amendment, Waiver and Termination.

A. The parties hereto may, by agreement in writing authorized by Board on behalf of each of the Target Portfolio and the Acquiring Portfolio, amend this Agreement at any time before or after approval thereof by the shareholders of the Target Portfolio; provided, however, that after receipt of Target Portfolio shareholder approval, no amendment shall be made by the parties hereto which substantially changes the terms of Sections 1, 2 and 3 hereof without obtaining Target Portfolio’s shareholder approval thereof.

B. At any time prior to the Closing Date, either of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein. No delay on the part of either party in exercising any right, power or privilege hereunder shall operate as a waiver thereof, nor shall any waiver on the part of any party of any such right, power or privilege, or any single or partial exercise of any such right, power or privilege, preclude any further exercise thereof or the exercise of any other such right, power or privilege.

C. This Agreement may be terminated, and the transactions contemplated herein may be abandoned at any time prior to the Closing Date:

i.	by the consent of the Board on behalf of each of the Target Portfolio and the Acquiring Portfolio;

ii.	by the Target Portfolio, if the Acquiring Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iii.	by the Acquiring Portfolio, if the Target Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iv.	by either the Target Portfolio or the Acquiring Portfolio, if the Closing has not occurred on or prior to December 31, 2013 (provided that the rights to terminate this Agreement pursuant to this subsection (C)(iv) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the closing to occur on or before such date);

v.	by the Acquiring Portfolio in the event that: (a) all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Acquiring Portfolio gives the Target Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof; and (c) the Target Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013; or

vi.	by the Target Portfolio in the event that: (a) all the conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof have been fully satisfied (or can be fully satisfied at the Closing); (b) the Target Portfolio gives the Acquiring Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof; and (c) the Acquiring Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013.

10.	Remedies.

In the event of termination of this Agreement by either or both of the Target Portfolio and Acquiring Portfolio pursuant to Section 9(C) hereof, written notice thereof shall forthwith be given by the terminating party to the other party hereto, and this Agreement shall therefore terminate and become void and have no effect, and the transactions contemplated herein and thereby shall be abandoned, without further action by the parties hereto.

11.	Survival of Warranties and Indemnification.

A. Survival. The representations and warranties included or provided for herein, or in the schedules or other instruments delivered or to be delivered pursuant hereto, shall survive the Closing Date for a three (3) year period except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms. The period for which a representation, warranty, covenant or agreement survives shall be referred to hereinafter as the “Survival Period.” Notwithstanding anything set forth in the immediately preceding sentence, the right of the Acquiring Portfolio and the Target Portfolio to seek indemnity pursuant to this Agreement shall survive for a period of ninety (90) days beyond the expiration of the Survival Period of the representation, warranty, covenant or agreement upon which indemnity is sought. In no event shall the Acquiring Portfolio or the Target Portfolio be obligated to indemnify the other if indemnity is not sought within ninety (90) days of the expiration of the applicable Survival Period.

B. Indemnification. Each party (an “Indemnitor”) shall indemnify and hold the other and its trustees, officers, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees), including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

C. Indemnification Procedure. The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Survival.

The provisions set forth in Sections 10, 11 and 16 hereof shall survive the termination of this Agreement for any cause whatsoever.

13.	Notices.

All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Portfolio shall be addressed to the Target Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address as the Target Portfolio may designate by written notice to the Acquiring Portfolio. Notice to the Acquiring Portfolio shall be addressed to the Acquiring Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Portfolio may designate by written notice to the Target Portfolio. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

14.	Successors and Assigns.

This Agreement shall be binding upon and inure to the benefit of the parties hereto and their successors and assigns. This Agreement shall not be assigned by any party without the prior written consent of the other party hereto.

15.	Books and Records.

The Target Portfolio and the Acquiring Portfolio agree that copies of the books and records of the Target Portfolio relating to the Assets including, but not limited to, all files, records, written materials (e.g., closing transcripts, surveillance files and credit reports) shall be delivered by the Target Portfolio to the Acquiring Portfolio on or prior to the Closing Date. In addition to, and without limiting the foregoing, the Target Portfolio and the Acquiring Portfolio agree to take such action as may be necessary in order that the Acquiring Portfolio shall have reasonable access to such other books and records as may be reasonably requested, all for three (3) complete fiscal and tax years after the Closing Date; namely, general ledgers, journal entries, voucher registers, distribution journals, payroll registers, monthly balance owing reports, income tax returns, tax depreciation schedules, and investment tax credit basis schedules.

16.	General.

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be amended, modified or changed, or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Fund on behalf of the Target Portfolio and by the Fund on behalf of the Acquiring Portfolio and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement is for the sole benefit of the parties hereto, and nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota without regard to principles of conflicts or choice of law.

17.	Limitation of Liability.

It is expressly agreed that the obligations of the Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of the Fund personally, but shall bind only the property of the Fund, as provided in the Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Directors and signed by an authorized officer of the Fund, acting as such, and neither such authorization by such Directors nor such execution and delivery by such officer shall be deemed to have been made by any of them personally, but shall bind only the property of the Fund as provided in the Articles of

Incorporation. The obligations of any series of the Fund hereunder shall be the exclusive obligation of that series and the parties hereto can only look to the assets of that series to satisfy any debt or obligation incurred by that series hereunder.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Partner All Cap Growth Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Large Cap Stock Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

APPENDIX B

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of May 1, 2013 by Thrivent Series Fund, Inc. (the “Fund”), a Minnesota corporation, on behalf of its series, Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”) and Thrivent Partner All Cap Value Portfolio (the “Target Portfolio”).

W I T N E S S E T H:

WHEREAS, the Board of Directors of the Fund, on behalf of each of the Acquiring Portfolio and the Target Portfolio, has determined that entering into this Agreement whereby the Target Portfolio would transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio, is in the best interests of the shareholders of their respective fund; and

WHEREAS, the parties intend that this transaction qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

1.	Plan of Transaction.

A. Transfer of Assets. Upon satisfaction of the conditions precedent set forth in Sections 7 and 8 hereof, the Target Portfolio will convey, transfer and deliver to the Acquiring Portfolio at the closing, provided for in Section 2 hereof, all of the existing assets of the Target Portfolio (including accrued interest to the Closing Date) (as defined below), free and clear of all liens, encumbrances and claims whatsoever (the assets so transferred collectively being referred to as the “Assets”).

B. Consideration. In consideration thereof, the Acquiring Portfolio agrees that the Acquiring Portfolio at the closing will (i) deliver to the Target Portfolio, full and fractional shares of beneficial interest, par value $0.01 per share, of the Acquiring Portfolio having net asset values per share calculated as provided in Section 3(A) hereof, in an amount equal to the aggregate dollar value of the Assets determined pursuant to Section 3(A) hereof net of any liabilities of the Target Portfolio described in Section 3(E) hereof (the “Liabilities”) (collectively, the “Acquiring Portfolio Shares”) and (ii) assume all of the Liabilities of the Target Portfolio. The calculation of full and fractional Acquiring Portfolio Shares to be exchanged shall be carried out to no less than two (2) decimal places. All Acquiring Portfolio Shares delivered to the Target Portfolio in exchange for such Assets shall be delivered at net asset value without sales load, commission or other transactional fees being imposed.

2.	Closing of the Transaction.

A. Closing Date. The closing shall occur within thirty (30) business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Portfolio at which this Agreement will be considered and approved, or such later date as soon as practicable thereafter, as the parties may mutually agree (the “Closing Date”). On the Closing Date, the Acquiring Portfolio shall deliver to the Target Portfolio the Acquiring Portfolio Shares in the amount determined pursuant to Section 1(B) hereof and the Target Portfolio thereafter shall, in order to effect the distribution of such shares to the Target Portfolio shareholders, instruct the Acquiring Portfolio to register the pro rata interest in the Acquiring Portfolio Shares (in full and fractional shares) of each of the holders of record of shares of the Target Portfolio in accordance with their holdings of shares of the Target Portfolio and shall provide as part of such instruction a complete and updated list of such holders (including addresses and taxpayer identification numbers), and the Acquiring Portfolio agrees promptly to comply with said instruction. The Acquiring Portfolio shall have no obligation to inquire as to the validity, propriety or correctness of such instruction, but shall assume that such instruction is valid, proper and correct.

3.	Procedure for Reorganization.

A. Valuation. The value of the Assets and Liabilities of the Target Portfolio to be transferred and assumed, respectively, by the Acquiring Portfolio shall be computed as of the Closing Date, in the manner set forth in the most recent Prospectus and Statement of Additional Information of the Acquiring Portfolio (collectively, the “Acquiring Portfolio Prospectus”), copies of which have been delivered to the Target Portfolio.

B. Delivery of Portfolio Assets. The Assets shall be delivered to State Street Bank and Trust Company as Custodian for the Acquiring Portfolio or such other custodian as designated by the Acquiring Portfolio (collectively the “Custodian”) for the benefit of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, the cost of which shall be borne by the Target Portfolio and the Acquiring Portfolio, in proportion to their respective declines in total operating expenses, if any.

C. Failure to Deliver Securities. If the Target Portfolio is unable to make delivery pursuant to Section 3(B) hereof to the Custodian of any of the securities of the Target Portfolio for the reason that any such securities purchased by the Target Portfolio have not yet been delivered it by the Target Portfolio’s broker or brokers, then, in lieu of such delivery, the Target Portfolio shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills executed on behalf of such broker or brokers, together with such other documents as may be required by the Acquiring Portfolio or Custodian, including brokers’ confirmation slips.

D. Shareholder Accounts. The Acquiring Portfolio, in order to assist the Target Portfolio in the distribution of the Acquiring Portfolio Shares to the Target Portfolio shareholders after delivery of the Acquiring Portfolio Shares to the Target Portfolio, will establish pursuant to the request of the Target Portfolio an open account with the Acquiring Portfolio for each shareholder of the Target Portfolio and, upon request by the Target Portfolio, shall transfer to such accounts, the exact number of Acquiring Portfolio Shares then held by the Target Portfolio specified in the instruction provided pursuant to Section 2 hereof.

E. Liabilities. The Liabilities shall include all of the Target Portfolio’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

F. Expenses. In the event that the transactions contemplated herein are consummated, the Target Portfolio shall pay one half of the expenses of the Reorganization, including the costs of the special meeting of shareholders of the Target Portfolio. The remaining half of the expenses of the Reorganization shall be paid by Thrivent Financial for Lutherans (or an affiliate thereof). In addition, as part of the Reorganization, the Target Portfolio will write off its remaining unamortized organizational expenses, which shall be reimbursed by Thrivent Financial for Lutherans (or an affiliate thereof). In the event that the transactions contemplated herein are not consummated for any reason, then all reasonable outside expenses incurred to the date of termination of this Agreement shall be borne by Thrivent Financial for Lutherans (or an affiliate thereof).

G. Dissolution. As soon as practicable after the Closing Date but in no event later than one year after the Closing Date, the Target Portfolio shall voluntarily dissolve and completely liquidate by taking, in accordance with the laws of the State of Minnesota and federal securities laws, all steps as shall be necessary and proper to effect a complete liquidation and dissolution of the Target Portfolio. Immediately after the Closing Date, the share transfer books relating to the Target Portfolio shall be closed and no transfer of shares shall thereafter be made on such books.

4.	Representations and Warranties of the Target Portfolio.

The Target Portfolio hereby represents and warrants to the Acquiring Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Acquiring Portfolio that:

A. Organization. The Fund is a corporation, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization. The Target Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation of the Fund, as amended through the date hereof (the “Articles of Incorporation”). The Fund and the Target Portfolio are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Portfolio. The Fund and the Target Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Portfolio.

B. Registration. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded. The Target Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding common shares of beneficial interest of the Target Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Acquiring Portfolio, fairly represent the financial condition and the results of operations of the Target Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Target Portfolio shall furnish to the Acquiring Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Target Portfolio’s operations as of, and for the periods ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the period then ended; and such financial statements shall be certified by the Treasurer of the Target Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Target Portfolio not disclosed in the financial statements delivered pursuant to Sections 4(C) and 4(D) hereof which would materially affect the Target Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Target Portfolio which would, if adversely determined, materially affect the Target Portfolio’s financial condition. All liabilities were incurred by the Target Portfolio in the ordinary course of its business.

F. Material Agreements. The Target Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and except as referred to in the most recent Prospectus and Statement of Additional Information of the Target Portfolio (collectively, the “Target Portfolio Prospectus”), there are no material agreements outstanding relating to the Target Portfolio to which the Target Portfolio is a party.

G. Statement of Earnings. As promptly as practicable, but in any case no later than 30 calendar days after the Closing Date, the Target Portfolio shall furnish the Acquiring Portfolio with a statement of the earnings and profits of the Target Portfolio within the meaning of the Code as of the Closing Date.

H. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Target Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

I. Necessary Authority. The Fund on behalf of the Target Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Target Portfolio, and except for obtaining approval of the Target Portfolio shareholders, no other corporate acts or proceedings by the Fund on behalf of the Target Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio and constitutes a valid and binding obligation of the Target Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principles of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

J. No Violation, Consents and Approvals. The execution, delivery and performance of this Agreement by the Fund on behalf of the Target Portfolio does not and will not (i) result in a material violation of any provision of the Fund’s or the Target Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Target Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Target Portfolio is subject, or (iv) result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Target Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement.

K. Absence of Changes. From the date of this Agreement through the Closing Date, there shall not have been:

i.	any change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Portfolio, other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business;

ii.	issued by the Target Portfolio any option to purchase or other right to acquire shares of the Target Portfolio to any person other than subscriptions to purchase shares at net asset value in accordance with terms in the Target Portfolio Prospectus;

iii.	any entering into, amendment or termination of any contract or agreement by the Target Portfolio, except as otherwise contemplated by this Agreement;

iv.	any indebtedness incurred, other than in the ordinary course of business, by the Target Portfolio for borrowed money or any commitment to borrow money entered into by the Target Portfolio;

v.	any amendment of the Fund’s or the Target Portfolio’s organizational documents; or

vi.	any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Portfolio other than a lien for taxes not yet due and payable.

L. Title. On the Closing Date, the Target Portfolio will have good and marketable title to the Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable, and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of such Assets, the Acquiring Portfolio will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable.

M. Prospectus/Proxy Statement. The Registration Statement on Form N-14 of the Fund (the “Registration Statement”) and the Prospectus/Proxy Statement contained therein (the “Prospectus/Proxy Statement”), as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if it shall have been amended or supplemented, conform and will conform as they relate to the Target Portfolio, in all material respects, to the applicable requirements of the applicable federal and state securities laws and the rules and regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 4(M) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Portfolio furnished to the Target Portfolio by the Acquiring Portfolio.

N. Tax Qualification. The Target Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

O. Fair Market Value. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject.

P. Target Portfolio Liabilities. Except as otherwise provided for herein, the Target Portfolio shall use reasonable efforts, consistent with its ordinary operating procedures, to repay in full any indebtedness for borrowed money and have discharged or reserved against all of the Target Portfolio’s known debts, liabilities and obligations including expenses, costs and charges whether absolute or contingent, accrued or unaccrued.

5.	Representations and Warranties of the Acquiring Portfolio.

The Acquiring Portfolio hereby represents and warrants to the Target Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Target Portfolio that:

A. Organization. The Fund is duly formed and in good standing under the laws of the state of its organization and is duly authorized to transact business in the state of its organization. The Acquiring Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation. The Fund and the Acquiring are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Portfolio. The Fund and the Acquiring Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business and the business thereof as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Portfolio.

B. Registration. The Fund is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded. The Acquiring Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding shares of common stock of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquiring Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Target Portfolio, fairly represent the financial condition and the results of operations of the Acquiring Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Acquiring Portfolio shall furnish to the Target Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of its operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the period involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquiring Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Acquiring Portfolio not disclosed in the financial statements delivered pursuant to Sections 5(C) and 5(D) hereof which would materially affect the Acquiring Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would, if adversely determined, materially affect the Acquiring Portfolio’s financial condition. All liabilities were incurred by the Acquiring Portfolio in the ordinary course of its business.

F. Material Agreements. The Acquiring Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and, except as referred to in the Acquiring Portfolio Prospectus there are no material agreements outstanding relating to the Acquiring Portfolio to which the Acquiring Portfolio is a party.

G. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Acquiring Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

H. Necessary Authority. The Fund on behalf of the Acquiring Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Acquiring Portfolio, no other corporate acts or proceedings by the Acquiring Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio and constitutes a valid and binding obligation of the Acquiring Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principals of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

I. No Violation; Consents and Approvals. The execution, delivery and performance of this Agreement by Fund on behalf of the Acquiring Portfolio does not and will not (i) result in a material violation of any provision of Fund’s or the Acquiring Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Acquiring Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Acquiring Portfolio is subject, or (iv) result in the creation or imposition or any lien, charge or encumbrance upon any property or assets of the Acquiring Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement.

J. Absence of Proceedings. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would materially affect its financial condition.

K. Acquiring Portfolio Shares: Registration. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof will be duly registered under the Securities Act of 1933, as amended (the “Securities Act”), and all applicable state securities laws.

L. Acquiring Portfolio Shares: Authorization. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof have been duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable, will not be subject to pre-emptive or dissenters’ rights and will conform in all material respects to the description thereof contained in the Acquiring Portfolio’s Prospectus furnished to the Target Portfolio.

M. Absence of Changes. From the date hereof through the Closing Date, there shall not have been any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Portfolio, other than changes in the ordinary course of its business, which has had a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business.

N. Registration Statement. The Registration Statement and the Prospectus/Proxy Statement as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if they shall have been amended or supplemented, conforms and will conform, as they relate to the Acquiring Portfolio, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the SEC thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 5 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Portfolio furnished to the Acquiring Portfolio by the Target Portfolio.

O. Tax Qualification. The Acquiring Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

6.	Covenants.

During the period from the date of this Agreement and continuing until the Closing Date, the Target Portfolio and Acquiring Portfolio agree as follows (except as expressly contemplated or permitted by this Agreement):

A. Other Actions. The Target Portfolio and Acquiring Portfolio shall operate only in the ordinary course of business consistent with prior practice. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

B. Government Filings; Consents. The Fund shall file all reports required to be filed by the Target Portfolio and Acquiring Portfolio with the SEC between the date of this Agreement and the Closing Date and the Target Portfolio and Acquiring Portfolio shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Target Portfolio and the Acquiring Portfolio shall use all reasonable efforts to obtain all consents, approvals and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the appropriate federal and state officials.

C. Preparation of the Registration Statement and the Prospectus/Proxy Statement. In connection with the Registration Statement and the Prospectus/Proxy Statement, each party hereto will cooperate with the other and furnish to the other the information relating to the Target Portfolio or Acquiring Portfolio, as the case may be, required by the Securities Act or the Securities Exchange Act of 1934 and the rules and regulations thereunder, to be set forth in the Registration Statement or the Prospectus/Proxy Statement. The Target Portfolio shall promptly prepare the Prospectus/Proxy Statement and the Acquiring Portfolio shall promptly prepare and file with the SEC the Registration Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement, insofar as it relates to the Target Portfolio and its affiliated persons, the Acquiring Portfolio shall only include such information as is approved by the Target Portfolio for use in the Registration Statement. The Acquiring Portfolio shall not amend or supplement any such information regarding the Target Portfolio and such affiliates without the prior written consent of the Target Portfolio which consent shall not be unreasonably withheld or delayed. The Acquiring Portfolio shall promptly notify and provide the Target Portfolio with copies of all amendments or supplements filed with respect to the Registration Statement. The Acquiring Portfolio shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Portfolio shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Portfolio Shares in the transactions contemplated by this Agreement, and the Target Portfolio shall furnish all information concerning the Target Portfolio and the holders of the Target Portfolio’s shares as may be reasonably requested in connection with any such action.

D. Access to Information. During the period prior to the Closing Date, the Target Portfolio shall make available to the Acquiring Portfolio a copy of each report, schedule, registration statement and other document (the “Documents”) filed or received by it during such period pursuant to the requirements of federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Portfolio shall make available to the Target Portfolio each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law).

E. Shareholder Meetings. The Target Portfolio shall call a meeting of the Target Portfolio shareholders to be held as promptly as practicable for the purpose of voting upon the approval of this Agreement and the transactions contemplated herein, and shall furnish a copy of the Prospectus/Proxy Statement and proxy card to each shareholder of the Target Portfolio as of the record date for such meeting of shareholders. The Board shall recommend to the Target Portfolio shareholders approval of this Agreement and the transactions contemplated herein, subject to fiduciary obligations under applicable law.

F. Portfolios. The Target Portfolio and Acquiring Portfolio covenant and agree to dispose of certain assets prior to the Closing Date, but only if and to the extent necessary, so that at Closing, when the Assets are added to the Acquiring Portfolio’s portfolio, the resulting portfolio will meet the Acquiring Portfolio’s investment objective, policies and restrictions, as set forth in the Acquiring Portfolio’s Prospectus, a copy of which has been delivered to the Target Portfolio. Notwithstanding the foregoing, nothing herein will require the Target Portfolio to dispose of any portion of the Assets if, in the reasonable judgment of the Target Portfolio’s Directors or investment adviser, such disposition would create more than an insignificant risk that the Reorganization would not be treated as a “reorganization” described in Section 368(a) of the Code.

G. Distribution of Shares. The Target Portfolio covenants that at closing it shall cause to be distributed the Acquiring Portfolio Shares in the proper pro rata amount for the benefit of Target Portfolio’s shareholders and that the Target Portfolio shall not continue to hold amounts of said shares so as to cause a violation of

Section 12(d)(1) of the 1940 Act. The Target Portfolio covenants to use all reasonable efforts to cooperate with the Acquiring Portfolio and the Acquiring Portfolio’s transfer agent in the distribution of said shares. The Target Portfolio covenants further that, pursuant to Section 3(G) hereof, it shall liquidate and dissolve as promptly as practicable after the Closing Date.

H. Brokers or Finders. Except as disclosed in writing to the other party prior to the date hereof, each of the Target Portfolio and the Acquiring Portfolio represents that no agent, broker, investment banker, financial advisor or other firm or person is or will be entitled to any broker’s or finder’s fee or any other commission or similar fee in connection with any of the transactions contemplated by this Agreement, and each party shall hold the other harmless from and against any and all claims, liabilities or obligations with respect to any such fees, commissions or expenses asserted by any person to be due or payable in connection with any of the transactions contemplated by this Agreement on the basis of any act or statement alleged to have been made by such first party or its affiliate.

I. Additional Agreements. In case at any time after the Closing Date any further action is necessary or desirable in order to carry out the purposes of this Agreement, the proper trustees and officers of each party to this Agreement shall take all such necessary action.

J. Public Announcements. For a period of time from the date of this Agreement to the Closing Date, the Target Portfolio and the Acquiring Portfolio will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.

K. Tax Status of Reorganization. The intention of the parties is that the transactions contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Portfolio nor the Target Portfolio shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio and the Target Portfolio will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden Arps”), special counsel to the Acquiring Portfolio and the Target Portfolio, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by Skadden Arps).

L. Declaration of Dividend. At or immediately prior to the Closing Date, the Target Portfolio shall declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

7.	Conditions to Obligations of the Target Portfolio.

The obligations of the Target Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Target Portfolio:

A. Shareholder Approval. This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of a “Majority of the Outstanding Voting Securities” (as defined in the Articles of Incorporation) of the Target Portfolio.

B. Representations, Warranties and Agreements. Each of the representations and warranties of the Acquiring Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business properties or assets of the Acquiring Portfolio as of the Closing Date, and the Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio satisfactory in form and substance to the Target Portfolio so stating. The Acquiring Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by it on or prior to the Closing Date.

C. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

D. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

E. No Injunctions or Restraints; Illegality. No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an “Injunction”) preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Portfolio.

F. Tax Opinion. The Target Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Target Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

G. Opinion of Counsel.

i.	The Target Portfolio shall have received the opinion of counsel to the Acquiring Portfolio, dated as of the Closing Date, addressed to the Target Portfolio substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota.

(c)	The Fund on behalf of the Acquiring Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Acquiring Portfolio, enforceable against the Acquiring Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Acquiring Portfolio of the Agreement and the performance by the Acquiring Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Acquiring Portfolio of the Agreement nor the compliance by the Acquiring Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio or the consummation by the Acquiring Portfolio of the transactions contemplated thereby.

(h)	The Acquiring Portfolio Shares have been duly authorized by the Fund on behalf of the Acquiring Portfolio and, when delivered to the Target Portfolio in accordance with the terms of the Agreement, will be validly issued, fully paid and non-assessable and free and clear of any preemptive rights or any similar rights arising under the applicable laws of the State of Minnesota or the Fund’s Articles of Incorporation or By-laws.

H. Officer Certificates. The Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 5 are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Acquiring Portfolio.

8.	Conditions to Obligations of the Acquiring Portfolio.

The obligations of the Acquiring Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Acquiring Portfolio:

A. Representations, Warranties, and Agreements. Each of the representations and warranties of the Target Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Portfolio as of the Closing Date, and the Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio satisfactory in form and substance to the Acquiring Portfolio so stating. The Target Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by them on or prior to the Closing Date.

B. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

C. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

D. No Injunctions or Restrains; Illegality. No Injunction preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken, or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal.

E. Tax Opinion. The Acquiring Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Acquiring Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

F. Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota

(c)	The Fund on behalf of the Target Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Target Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Target Portfolio, enforceable against the Target Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Target Portfolio of the Agreement and the performance by the Target Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Target Portfolio of the Agreement nor the compliance by the Target Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota or the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by Fund on behalf of the Target Portfolio or the enforceability of the Agreement against the Target Portfolio in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Target Portfolio of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Target Portfolio in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

G. Shareholder List. The Target Portfolio shall have delivered to the Acquiring Portfolio an updated list of all shareholders of the Target Portfolio, as reported by the Target Portfolio’s transfer agent, as of one (1) business day prior to the Closing Date with each shareholder’s respective holdings in the Target Portfolio, taxpayer identification numbers, Form W9 and last known address.

H. Officer Certificates. The Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 4 hereof are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Target Portfolio and by Target Portfolio shareholders.

9.	Amendment, Waiver and Termination.

A. The parties hereto may, by agreement in writing authorized by Board on behalf of each of the Target Portfolio and the Acquiring Portfolio, amend this Agreement at any time before or after approval thereof by the shareholders of the Target Portfolio; provided, however, that after receipt of Target Portfolio shareholder approval, no amendment shall be made by the parties hereto which substantially changes the terms of Sections 1, 2 and 3 hereof without obtaining Target Portfolio’s shareholder approval thereof.

B. At any time prior to the Closing Date, either of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein. No delay on the part of either party in exercising any right, power or privilege hereunder shall operate as a waiver thereof, nor shall any waiver on the part of any party of any such right, power or privilege, or any single or partial exercise of any such right, power or privilege, preclude any further exercise thereof or the exercise of any other such right, power or privilege.

C. This Agreement may be terminated, and the transactions contemplated herein may be abandoned at any time prior to the Closing Date:

i.	by the consent of the Board on behalf of each of the Target Portfolio and the Acquiring Portfolio;

ii.	by the Target Portfolio, if the Acquiring Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iii.	by the Acquiring Portfolio, if the Target Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iv.	by either the Target Portfolio or the Acquiring Portfolio, if the Closing has not occurred on or prior to December 31, 2013 (provided that the rights to terminate this Agreement pursuant to this subsection (C)(iv) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the closing to occur on or before such date);

v.	by the Acquiring Portfolio in the event that: (a) all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Acquiring Portfolio gives the Target Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof; and (c) the Target Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013; or

vi.	by the Target Portfolio in the event that: (a) all the conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof have been fully satisfied (or can be fully satisfied at the Closing); (b) the Target Portfolio gives the Acquiring Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof; and (c) the Acquiring Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013.

10.	Remedies.

In the event of termination of this Agreement by either or both of the Target Portfolio and Acquiring Portfolio pursuant to Section 9(C) hereof, written notice thereof shall forthwith be given by the terminating party to the other party hereto, and this Agreement shall therefore terminate and become void and have no effect, and the transactions contemplated herein and thereby shall be abandoned, without further action by the parties hereto.

11.	Survival of Warranties and Indemnification.

A. Survival. The representations and warranties included or provided for herein, or in the schedules or other instruments delivered or to be delivered pursuant hereto, shall survive the Closing Date for a three (3) year period except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms. The period for which a representation, warranty, covenant or agreement survives shall be referred to hereinafter as the “Survival Period.” Notwithstanding anything set forth in the immediately preceding sentence, the right of the Acquiring Portfolio and the Target Portfolio to seek indemnity pursuant to this Agreement shall survive for a period of ninety (90) days beyond the expiration of the Survival Period of the representation, warranty, covenant or agreement upon which indemnity is sought. In no event shall the Acquiring Portfolio or the Target Portfolio be obligated to indemnify the other if indemnity is not sought within ninety (90) days of the expiration of the applicable Survival Period.

B. Indemnification. Each party (an “Indemnitor”) shall indemnify and hold the other and its trustees, officers, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees), including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

C. Indemnification Procedure. The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Survival.

The provisions set forth in Sections 10, 11 and 16 hereof shall survive the termination of this Agreement for any cause whatsoever.

13.	Notices.

All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Portfolio shall be addressed to the Target Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address as the Target Portfolio may designate by written notice to the Acquiring Portfolio. Notice to the Acquiring Portfolio shall be addressed to the Acquiring Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Portfolio may designate by written notice to the Target Portfolio. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

14.	Successors and Assigns.

This Agreement shall be binding upon and inure to the benefit of the parties hereto and their successors and assigns. This Agreement shall not be assigned by any party without the prior written consent of the other party hereto.

15.	Books and Records.

The Target Portfolio and the Acquiring Portfolio agree that copies of the books and records of the Target Portfolio relating to the Assets including, but not limited to, all files, records, written materials (e.g., closing transcripts, surveillance files and credit reports) shall be delivered by the Target Portfolio to the Acquiring Portfolio on or prior to the Closing Date. In addition to, and without limiting the foregoing, the Target Portfolio and the Acquiring Portfolio agree to take such action as may be necessary in order that the Acquiring Portfolio shall have reasonable access to such other books and records as may be reasonably requested, all for three (3) complete fiscal and tax years after the Closing Date; namely, general ledgers, journal entries, voucher registers, distribution journals, payroll registers, monthly balance owing reports, income tax returns, tax depreciation schedules, and investment tax credit basis schedules.

16.	General.

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be amended, modified or changed, or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Fund on behalf of the Target Portfolio and by the Fund on behalf of the Acquiring Portfolio and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement is for the sole benefit of the parties hereto, and nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota without regard to principles of conflicts or choice of law.

17.	Limitation of Liability.

It is expressly agreed that the obligations of the Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of the Fund personally, but shall bind only the property of the Fund, as provided in the Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Directors and signed by an authorized officer of the Fund, acting as such, and neither such authorization by such Directors nor such execution and delivery by such officer shall be deemed to have been made by any of them personally, but shall bind only the property of the Fund as provided in the Articles of Incorporation. The obligations of any series of the Fund hereunder shall be the exclusive obligation of that series and the parties hereto can only look to the assets of that series to satisfy any debt or obligation incurred by that series hereunder.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Partner All Cap Value Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Large Cap Stock Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

APPENDIX C

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of May 1, 2013 by Thrivent Series Fund, Inc. (the “Fund”), a Minnesota corporation, on behalf of its series, Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”) and Thrivent Partner Socially Responsible Stock Portfolio (the “Target Portfolio”).

W I T N E S S E T H:

WHEREAS, the Board of Directors of the Fund, on behalf of each of the Acquiring Portfolio and the Target Portfolio, has determined that entering into this Agreement whereby the Target Portfolio would transfer all of its assets and liabilities to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio, is in the best interests of the shareholders of their respective fund; and

WHEREAS, the parties intend that this transaction qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

1.	Plan of Transaction.

A. Transfer of Assets. Upon satisfaction of the conditions precedent set forth in Sections 7 and 8 hereof, the Target Portfolio will convey, transfer and deliver to the Acquiring Portfolio at the closing, provided for in Section 2 hereof, all of the existing assets of the Target Portfolio (including accrued interest to the Closing Date) (as defined below), free and clear of all liens, encumbrances and claims whatsoever (the assets so transferred collectively being referred to as the “Assets”).

B. Consideration. In consideration thereof, the Acquiring Portfolio agrees that the Acquiring Portfolio at the closing will (i) deliver to the Target Portfolio, full and fractional shares of beneficial interest, par value $0.01 per share, of the Acquiring Portfolio having net asset values per share calculated as provided in Section 3(A) hereof, in an amount equal to the aggregate dollar value of the Assets determined pursuant to Section 3(A) hereof net of any liabilities of the Target Portfolio described in Section 3(E) hereof (the “Liabilities”) (collectively, the “Acquiring Portfolio Shares”) and (ii) assume all of the Liabilities of the Target Portfolio. The calculation of full and fractional Acquiring Portfolio Shares to be exchanged shall be carried out to no less than two (2) decimal places. All Acquiring Portfolio Shares delivered to the Target Portfolio in exchange for such Assets shall be delivered at net asset value without sales load, commission or other transactional fees being imposed.

2.	Closing of the Transaction.

A. Closing Date. The closing shall occur within thirty (30) business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Portfolio at which this Agreement will be considered and approved, or such later date as soon as practicable thereafter, as the parties may mutually agree (the “Closing Date”). On the Closing Date, the Acquiring Portfolio shall deliver to the Target Portfolio the Acquiring Portfolio Shares in the amount determined pursuant to Section 1(B) hereof and the Target Portfolio thereafter shall, in order to effect the distribution of such shares to the Target Portfolio shareholders, instruct the Acquiring Portfolio to register the pro rata interest in the Acquiring Portfolio Shares (in full and fractional shares) of each of the holders of record of shares of the Target Portfolio in accordance with their holdings of shares of the Target Portfolio and shall provide as part of such instruction a complete and updated list of such holders (including addresses and taxpayer identification numbers), and the Acquiring Portfolio agrees promptly to comply with said instruction. The Acquiring Portfolio shall have no obligation to inquire as to the validity, propriety or correctness of such instruction, but shall assume that such instruction is valid, proper and correct.

3.	Procedure for Reorganization.

A. Valuation. The value of the Assets and Liabilities of the Target Portfolio to be transferred and assumed, respectively, by the Acquiring Portfolio shall be computed as of the Closing Date, in the manner set forth in the most recent Prospectus and Statement of Additional Information of the Acquiring Portfolio (collectively, the “Acquiring Portfolio Prospectus”), copies of which have been delivered to the Target Portfolio.

B. Delivery of Portfolio Assets. The Assets shall be delivered to State Street Bank and Trust Company as Custodian for the Acquiring Portfolio or such other custodian as designated by the Acquiring Portfolio (collectively the “Custodian”) for the benefit of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, the cost of which shall be borne by the Target Portfolio and the Acquiring Portfolio, in proportion to their respective declines in total operating expenses, if any.

C. Failure to Deliver Securities. If the Target Portfolio is unable to make delivery pursuant to Section 3(B) hereof to the Custodian of any of the securities of the Target Portfolio for the reason that any such securities purchased by the Target Portfolio have not yet been delivered it by the Target Portfolio’s broker or brokers, then, in lieu of such delivery, the Target Portfolio shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills executed on behalf of such broker or brokers, together with such other documents as may be required by the Acquiring Portfolio or Custodian, including brokers’ confirmation slips.

D. Shareholder Accounts. The Acquiring Portfolio, in order to assist the Target Portfolio in the distribution of the Acquiring Portfolio Shares to the Target Portfolio shareholders after delivery of the Acquiring Portfolio Shares to the Target Portfolio, will establish pursuant to the request of the Target Portfolio an open account with the Acquiring Portfolio for each shareholder of the Target Portfolio and, upon request by the Target Portfolio, shall transfer to such accounts, the exact number of Acquiring Portfolio Shares then held by the Target Portfolio specified in the instruction provided pursuant to Section 2 hereof.

E. Liabilities. The Liabilities shall include all of the Target Portfolio’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

F. Expenses. In the event that the transactions contemplated herein are consummated, the Target Portfolio shall pay one half of the expenses of the Reorganization, including the costs of the special meeting of shareholders of the Target Portfolio. The remaining half of the expenses of the Reorganization shall be paid by Thrivent Financial for Lutherans (or an affiliate thereof). In addition, as part of the Reorganization, the Target Portfolio will write off its remaining unamortized organizational expenses, which shall be reimbursed by Thrivent Financial for Lutherans (or an affiliate thereof). In the event that the transactions contemplated herein are not consummated for any reason, then all reasonable outside expenses incurred to the date of termination of this Agreement shall be borne by Thrivent Financial for Lutherans (or an affiliate thereof).

G. Dissolution. As soon as practicable after the Closing Date but in no event later than one year after the Closing Date, the Target Portfolio shall voluntarily dissolve and completely liquidate by taking, in accordance with the laws of the State of Minnesota and federal securities laws, all steps as shall be necessary and proper to effect a complete liquidation and dissolution of the Target Portfolio. Immediately after the Closing Date, the share transfer books relating to the Target Portfolio shall be closed and no transfer of shares shall thereafter be made on such books.

4.	Representations and Warranties of the Target Portfolio.

The Target Portfolio hereby represents and warrants to the Acquiring Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Acquiring Portfolio that:

A. Organization. The Fund is a corporation, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization. The Target Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation of the Fund, as amended through the date hereof (the “Articles of Incorporation”). The Fund and the Target Portfolio are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Portfolio. The Fund and the Target Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Portfolio.

B. Registration. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded. The Target Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding common shares of beneficial interest of the Target Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Acquiring Portfolio, fairly represent the financial condition and the results of operations of the Target Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Target Portfolio shall furnish to the Acquiring Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Target Portfolio’s operations as of, and for the periods ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the period then ended; and such financial statements shall be certified by the Treasurer of the Target Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Target Portfolio not disclosed in the financial statements delivered pursuant to Sections 4(C) and 4(D) hereof which would materially affect the Target Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Target Portfolio which would, if adversely determined, materially affect the Target Portfolio’s financial condition. All liabilities were incurred by the Target Portfolio in the ordinary course of its business.

F. Material Agreements. The Target Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and except as referred to in the most recent Prospectus and Statement of Additional Information of the Target Portfolio (collectively, the “Target Portfolio Prospectus”), there are no material agreements outstanding relating to the Target Portfolio to which the Target Portfolio is a party.

G. Statement of Earnings. As promptly as practicable, but in any case no later than 30 calendar days after the Closing Date, the Target Portfolio shall furnish the Acquiring Portfolio with a statement of the earnings and profits of the Target Portfolio within the meaning of the Code as of the Closing Date.

H. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Target Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

I. Necessary Authority. The Fund on behalf of the Target Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Target Portfolio, and except for obtaining approval of the Target Portfolio shareholders, no other corporate acts or proceedings by the Fund on behalf of the Target Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio and constitutes a valid and binding obligation of the Target Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principles of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

J. No Violation, Consents and Approvals. The execution, delivery and performance of this Agreement by the Fund on behalf of the Target Portfolio does not and will not (i) result in a material violation of any provision of the Fund’s or the Target Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Target Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Target Portfolio is subject, or (iv) result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Target Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Target Portfolio of the transactions contemplated by this Agreement.

K. Absence of Changes. From the date of this Agreement through the Closing Date, there shall not have been:

i.	any change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Portfolio, other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business;

ii.	issued by the Target Portfolio any option to purchase or other right to acquire shares of the Target Portfolio to any person other than subscriptions to purchase shares at net asset value in accordance with terms in the Target Portfolio Prospectus;

iii.	any entering into, amendment or termination of any contract or agreement by the Target Portfolio, except as otherwise contemplated by this Agreement;

iv.	any indebtedness incurred, other than in the ordinary course of business, by the Target Portfolio for borrowed money or any commitment to borrow money entered into by the Target Portfolio;

v.	any amendment of the Fund’s or the Target Portfolio’s organizational documents; or

vi.	any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Portfolio other than a lien for taxes not yet due and payable.

L. Title. On the Closing Date, the Target Portfolio will have good and marketable title to the Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable, and full right, power and authority to sell, assign, transfer and deliver such

Assets; upon delivery of such Assets, the Acquiring Portfolio will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable.

M. Prospectus/Proxy Statement. The Registration Statement on Form N-14 of the Fund (the “Registration Statement”) and the Prospectus/Proxy Statement contained therein (the “Prospectus/Proxy Statement”), as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if it shall have been amended or supplemented, conform and will conform as they relate to the Target Portfolio, in all material respects, to the applicable requirements of the applicable federal and state securities laws and the rules and regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 4(M) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Portfolio furnished to the Target Portfolio by the Acquiring Portfolio.

N. Tax Qualification. The Target Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

O. Fair Market Value. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject.

P. Target Portfolio Liabilities. Except as otherwise provided for herein, the Target Portfolio shall use reasonable efforts, consistent with its ordinary operating procedures, to repay in full any indebtedness for borrowed money and have discharged or reserved against all of the Target Portfolio’s known debts, liabilities and obligations including expenses, costs and charges whether absolute or contingent, accrued or unaccrued.

5.	Representations and Warranties of the Acquiring Portfolio.

The Acquiring Portfolio hereby represents and warrants to the Target Portfolio, which representations and warranties are true and correct on the date hereof, and agrees with the Target Portfolio that:

A. Organization. The Fund is duly formed and in good standing under the laws of the state of its organization and is duly authorized to transact business in the state of its organization. The Acquiring Portfolio is a separate series of the Fund duly organized in accordance with the applicable provisions of the Articles of Incorporation. The Fund and the Acquiring are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Portfolio. The Fund and the Acquiring Portfolio have all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business and the business thereof as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Portfolio.

B. Registration. The Fund is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded. The Acquiring Portfolio is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding shares of common stock of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C. Audited Financial Statements. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquiring Portfolio audited as of and for the year ended December 31, 2012, true and complete copies of which have been heretofore furnished to the Target

Portfolio, fairly represent the financial condition and the results of operations of the Acquiring Portfolio as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D. Unaudited Financial Statements. The Acquiring Portfolio shall furnish to the Target Portfolio within ten (10) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of its operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the period involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquiring Portfolio as complying with the requirements hereof.

E. Contingent Liabilities. There are, and as of the Closing Date will be, no contingent liabilities of the Acquiring Portfolio not disclosed in the financial statements delivered pursuant to Sections 5(C) and 5(D) hereof which would materially affect the Acquiring Portfolio’s financial condition, and there are no legal, administrative, or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would, if adversely determined, materially affect the Acquiring Portfolio’s financial condition. All liabilities were incurred by the Acquiring Portfolio in the ordinary course of its business.

F. Material Agreements. The Acquiring Portfolio is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and, except as referred to in the Acquiring Portfolio Prospectus there are no material agreements outstanding relating to the Acquiring Portfolio to which the Acquiring Portfolio is a party.

G. Tax Returns. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Acquiring Portfolio required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

H. Necessary Authority. The Fund on behalf of the Acquiring Portfolio has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Board on behalf of the Acquiring Portfolio, no other corporate acts or proceedings by the Acquiring Portfolio are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio and constitutes a valid and binding obligation of the Acquiring Portfolio enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principals of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

I. No Violation; Consents and Approvals. The execution, delivery and performance of this Agreement by Fund on behalf of the Acquiring Portfolio does not and will not (i) result in a material violation of any provision of Fund’s or the Acquiring Portfolio’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Acquiring Portfolio, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Acquiring Portfolio is subject, or (iv) result in the creation or imposition or any lien, charge or encumbrance upon any property or assets of the Acquiring Portfolio. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement.

J. Absence of Proceedings. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Portfolio which would materially affect its financial condition.

K. Acquiring Portfolio Shares: Registration. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof will be duly registered under the Securities Act of 1933, as amended (the “Securities Act”), and all applicable state securities laws.

L. Acquiring Portfolio Shares: Authorization. The Acquiring Portfolio Shares to be issued pursuant to Section 1 hereof have been duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable, will not be subject to pre-emptive or dissenters’ rights and will conform in all material respects to the description thereof contained in the Acquiring Portfolio’s Prospectus furnished to the Target Portfolio.

M. Absence of Changes. From the date hereof through the Closing Date, there shall not have been any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Portfolio, other than changes in the ordinary course of its business, which has had a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business.

N. Registration Statement. The Registration Statement and the Prospectus/Proxy Statement as of the effective date of the Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if they shall have been amended or supplemented, conforms and will conform, as they relate to the Acquiring Portfolio, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the SEC thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section 5 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Portfolio furnished to the Acquiring Portfolio by the Target Portfolio.

O. Tax Qualification. The Acquiring Portfolio has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

6.	Covenants.

During the period from the date of this Agreement and continuing until the Closing Date, the Target Portfolio and Acquiring Portfolio agree as follows (except as expressly contemplated or permitted by this Agreement):

A. Other Actions. The Target Portfolio and Acquiring Portfolio shall operate only in the ordinary course of business consistent with prior practice. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

B. Government Filings; Consents. The Fund shall file all reports required to be filed by the Target Portfolio and Acquiring Portfolio with the SEC between the date of this Agreement and the Closing Date and the Target Portfolio and Acquiring Portfolio shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Target Portfolio and the Acquiring Portfolio shall use all reasonable efforts to obtain all consents, approvals and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the appropriate federal and state officials.

C. Preparation of the Registration Statement and the Prospectus/Proxy Statement. In connection with the Registration Statement and the Prospectus/Proxy Statement, each party hereto will cooperate with the other and furnish to the other the information relating to the Target Portfolio or Acquiring Portfolio, as the case may be, required by the Securities Act or the Securities Exchange Act of 1934 and the rules and regulations thereunder, to be set forth in the Registration Statement or the Prospectus/Proxy Statement. The Target Portfolio shall promptly prepare the Prospectus/Proxy Statement and the Acquiring Portfolio shall promptly prepare and file with the SEC the Registration Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement, insofar as it relates to the Target Portfolio and its affiliated persons, the Acquiring Portfolio shall only include such information as is approved by the Target Portfolio for use in the Registration Statement. The Acquiring Portfolio shall not amend or supplement any such information regarding the Target Portfolio and such affiliates without the prior written consent of the Target Portfolio which consent shall not be unreasonably withheld or delayed. The Acquiring Portfolio shall promptly notify and provide the Target Portfolio with copies of all amendments or supplements filed with respect to the Registration Statement. The Acquiring Portfolio shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Portfolio shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Portfolio Shares in the transactions contemplated by this Agreement, and the Target Portfolio shall furnish all information concerning the Target Portfolio and the holders of the Target Portfolio’s shares as may be reasonably requested in connection with any such action.

D. Access to Information. During the period prior to the Closing Date, the Target Portfolio shall make available to the Acquiring Portfolio a copy of each report, schedule, registration statement and other document (the “Documents”) filed or received by it during such period pursuant to the requirements of federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Portfolio shall make available to the Target Portfolio each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law).

E. Shareholder Meetings. The Target Portfolio shall call a meeting of the Target Portfolio shareholders to be held as promptly as practicable for the purpose of voting upon the approval of this Agreement and the transactions contemplated herein, and shall furnish a copy of the Prospectus/Proxy Statement and proxy card to each shareholder of the Target Portfolio as of the record date for such meeting of shareholders. The Board shall recommend to the Target Portfolio shareholders approval of this Agreement and the transactions contemplated herein, subject to fiduciary obligations under applicable law.

F. Portfolios. The Target Portfolio and Acquiring Portfolio covenant and agree to dispose of certain assets prior to the Closing Date, but only if and to the extent necessary, so that at Closing, when the Assets are added to the Acquiring Portfolio’s portfolio, the resulting portfolio will meet the Acquiring Portfolio’s investment objective, policies and restrictions, as set forth in the Acquiring Portfolio’s Prospectus, a copy of which has been delivered to the Target Portfolio. Notwithstanding the foregoing, nothing herein will require the Target Portfolio to dispose of any portion of the Assets if, in the reasonable judgment of the Target Portfolio’s Directors or investment adviser, such disposition would create more than an insignificant risk that the Reorganization would not be treated as a “reorganization” described in Section 368(a) of the Code.

G. Distribution of Shares. The Target Portfolio covenants that at closing it shall cause to be distributed the Acquiring Portfolio Shares in the proper pro rata amount for the benefit of Target Portfolio’s shareholders and that the Target Portfolio shall not continue to hold amounts of said shares so as to cause a violation of Section 12(d)(1) of the 1940 Act. The Target Portfolio covenants to use all reasonable efforts to cooperate with the Acquiring Portfolio and the Acquiring Portfolio’s transfer agent in the distribution of said shares. The Target Portfolio covenants further that, pursuant to Section 3(G) hereof, it shall liquidate and dissolve as promptly as practicable after the Closing Date.

H. Brokers or Finders. Except as disclosed in writing to the other party prior to the date hereof, each of the Target Portfolio and the Acquiring Portfolio represents that no agent, broker, investment banker, financial advisor or other firm or person is or will be entitled to any broker’s or finder’s fee or any other commission or similar fee in connection with any of the transactions contemplated by this Agreement, and each party shall hold the other harmless from and against any and all claims, liabilities or obligations with respect to any such fees, commissions or expenses asserted by any person to be due or payable in connection with any of the transactions contemplated by this Agreement on the basis of any act or statement alleged to have been made by such first party or its affiliate.

I. Additional Agreements. In case at any time after the Closing Date any further action is necessary or desirable in order to carry out the purposes of this Agreement, the proper trustees and officers of each party to this Agreement shall take all such necessary action.

J. Public Announcements. For a period of time from the date of this Agreement to the Closing Date, the Target Portfolio and the Acquiring Portfolio will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.

K. Tax Status of Reorganization. The intention of the parties is that the transactions contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Portfolio nor the Target Portfolio shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Portfolio and the Target Portfolio will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden Arps”), special counsel to the Acquiring Portfolio and the Target Portfolio, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by Skadden Arps).

L. Declaration of Dividend. At or immediately prior to the Closing Date, the Target Portfolio shall declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

7.	Conditions to Obligations of the Target Portfolio.

The obligations of the Target Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Target Portfolio:

A. Shareholder Approval. This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of a “Majority of the Outstanding Voting Securities” (as defined in the Articles of Incorporation) of the Target Portfolio.

B. Representations, Warranties and Agreements. Each of the representations and warranties of the Acquiring Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business properties or assets of the Acquiring Portfolio as of the Closing Date, and the Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio satisfactory in form and substance to the Target Portfolio so stating. The Acquiring Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by it on or prior to the Closing Date.

C. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

D. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

E. No Injunctions or Restraints; Illegality. No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an “Injunction”) preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Portfolio.

F. Tax Opinion. The Target Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Target Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

G. Opinion of Counsel.

i.	The Target Portfolio shall have received the opinion of counsel to the Acquiring Portfolio, dated as of the Closing Date, addressed to the Target Portfolio substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota.

(c)	The Fund on behalf of the Acquiring Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Acquiring Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Acquiring Portfolio, enforceable against the Acquiring Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Acquiring Portfolio of the Agreement and the performance by the Acquiring Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Acquiring Portfolio of the Agreement nor the compliance by the Acquiring Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Fund on behalf of the Acquiring Portfolio or the consummation by the Acquiring Portfolio of the transactions contemplated thereby.

(h)	The Acquiring Portfolio Shares have been duly authorized by the Fund on behalf of the Acquiring Portfolio and, when delivered to the Target Portfolio in accordance with the terms of the Agreement, will be validly issued, fully paid and non-assessable and free and clear of any preemptive rights or any similar rights arising under the applicable laws of the State of Minnesota or the Fund’s Articles of Incorporation or By-laws.

H. Officer Certificates. The Target Portfolio shall have received a certificate of an authorized officer of the Acquiring Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 5 are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Acquiring Portfolio.

8.	Conditions to Obligations of the Acquiring Portfolio.

The obligations of the Acquiring Portfolio hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Acquiring Portfolio:

A. Representations, Warranties, and Agreements. Each of the representations and warranties of the Target Portfolio contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Portfolio as of the Closing Date, and the Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio satisfactory in form and substance to the Acquiring Portfolio so stating. The Target Portfolio shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by them on or prior to the Closing Date.

B. Registration Statement Effective. The Registration Statement shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

C. Regulatory Approval. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

D. No Injunctions or Restrains; Illegality. No Injunction preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken, or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal.

E. Tax Opinion. The Acquiring Portfolio shall have obtained an opinion from Skadden Arps, special counsel for the Acquiring Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code. Such opinion shall be based on customary assumptions and such representations as Skadden Arps may reasonably request and the Target Portfolio and the Acquiring Portfolio will cooperate to make and certify the accuracy of such representations.

F. Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Target Portfolio, dated as of the Closing Date, addressed to the Acquiring Portfolio, substantially in the form and to the effect that:

(a)	The Fund is registered as an open-end, management investment company under the 1940 Act.

(b)	The Fund is a corporation validly existing under the laws of the State of Minnesota

(c)	The Fund on behalf of the Target Portfolio has the corporate power and authority to execute, deliver and perform all of its obligations under the Agreement under the laws of the State of Minnesota. The execution and delivery of the Agreement by the Fund on behalf of the Target Portfolio and the consummation by the Acquiring Portfolio of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota. The Agreement has been duly executed and delivered by the Fund on behalf of the Target Portfolio under the laws of the State of Minnesota.

(d)	The Agreement constitutes the valid and binding obligation of the Target Portfolio, enforceable against the Target Portfolio in accordance with its terms under the applicable law of the State of Minnesota.

(e)	The execution and delivery by the Fund on behalf of the Target Portfolio of the Agreement and the performance by the Target Portfolio of its obligations under the Agreement do not conflict with the Articles of Incorporation or By-laws of the Fund.

(f)	Neither the execution, delivery, nor performance by the Fund on behalf of the Target Portfolio of the Agreement nor the compliance by the Target Portfolio with the terms and provisions thereof will contravene any provision of any applicable law of the State of Minnesota or the United States of America.

(g)	No approval by any court, regulatory body, administrative agency or governmental body of the State of Minnesota or the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by Fund on behalf of the Target Portfolio or the enforceability of the Agreement against the Target Portfolio in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Target Portfolio of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Target Portfolio in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

G. Shareholder List. The Target Portfolio shall have delivered to the Acquiring Portfolio an updated list of all shareholders of the Target Portfolio, as reported by the Target Portfolio’s transfer agent, as of one (1) business day prior to the Closing Date with each shareholder’s respective holdings in the Target Portfolio, taxpayer identification numbers, Form W9 and last known address.

H. Officer Certificates. The Acquiring Portfolio shall have received a certificate of an authorized officer of the Target Portfolio, dated as of the Closing Date, certifying that the representations and warranties set forth in Section 4 hereof are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Board on behalf of the Target Portfolio and by Target Portfolio shareholders.

9.	Amendment, Waiver and Termination.

A. The parties hereto may, by agreement in writing authorized by Board on behalf of each of the Target Portfolio and the Acquiring Portfolio, amend this Agreement at any time before or after approval thereof by the shareholders of the Target Portfolio; provided, however, that after receipt of Target Portfolio shareholder approval, no amendment shall be made by the parties hereto which substantially changes the terms of Sections 1, 2 and 3 hereof without obtaining Target Portfolio’s shareholder approval thereof.

B. At any time prior to the Closing Date, either of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein. No delay on the part of either party in exercising any right, power or privilege hereunder shall operate as a waiver thereof, nor shall any waiver on the part of any party of any such right, power or privilege, or any single or partial exercise of any such right, power or privilege, preclude any further exercise thereof or the exercise of any other such right, power or privilege.

C. This Agreement may be terminated, and the transactions contemplated herein may be abandoned at any time prior to the Closing Date:

i.	by the consent of the Board on behalf of each of the Target Portfolio and the Acquiring Portfolio;

ii.	by the Target Portfolio, if the Acquiring Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iii.	by the Acquiring Portfolio, if the Target Portfolio breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

iv.	by either the Target Portfolio or the Acquiring Portfolio, if the Closing has not occurred on or prior to December 31, 2013 (provided that the rights to terminate this Agreement pursuant to this subsection (C)(iv) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the closing to occur on or before such date);

v.	by the Acquiring Portfolio in the event that: (a) all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Acquiring Portfolio gives the Target Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof; and (c) the Target Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013; or

vi.	by the Target Portfolio in the event that: (a) all the conditions precedent to the Acquiring Portfolio’s obligation to close, as set forth in Section 8 hereof have been fully satisfied (or can be fully satisfied at the Closing); (b) the Target Portfolio gives the Acquiring Portfolio written assurance of its intent to close irrespective of the satisfaction or non-satisfaction of all the conditions precedent to the Target Portfolio’s obligation to close, as set forth in Section 7 hereof; and (c) the Acquiring Portfolio then fails or refuses to close within the earlier of ten (10) business days or December 31, 2013.

10.	Remedies.

In the event of termination of this Agreement by either or both of the Target Portfolio and Acquiring Portfolio pursuant to Section 9(C) hereof, written notice thereof shall forthwith be given by the terminating party to the other party hereto, and this Agreement shall therefore terminate and become void and have no effect, and the transactions contemplated herein and thereby shall be abandoned, without further action by the parties hereto.

11.	Survival of Warranties and Indemnification.

A. Survival. The representations and warranties included or provided for herein, or in the schedules or other instruments delivered or to be delivered pursuant hereto, shall survive the Closing Date for a three (3) year period except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms. The period for which a representation, warranty, covenant or agreement survives shall be referred to hereinafter as the “Survival Period.” Notwithstanding anything set forth in the immediately preceding sentence, the right of the Acquiring Portfolio and the Target Portfolio to seek indemnity pursuant to this Agreement shall survive for a period of ninety (90) days beyond the expiration of the Survival Period of the representation, warranty, covenant or agreement upon which indemnity is sought. In no event shall the Acquiring Portfolio or the Target Portfolio be obligated to indemnify the other if indemnity is not sought within ninety (90) days of the expiration of the applicable Survival Period.

B. Indemnification. Each party (an “Indemnitor”) shall indemnify and hold the other and its trustees, officers, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees), including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

C. Indemnification Procedure. The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Survival.

The provisions set forth in Sections 10, 11 and 16 hereof shall survive the termination of this Agreement for any cause whatsoever.

13.	Notices.

All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Portfolio shall be addressed to the Target Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address as the Target Portfolio may designate by written notice to the Acquiring Portfolio. Notice to the Acquiring Portfolio shall be addressed to the Acquiring Portfolio c/o Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Portfolio may designate by written notice to the Target Portfolio. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

14.	Successors and Assigns.

This Agreement shall be binding upon and inure to the benefit of the parties hereto and their successors and assigns. This Agreement shall not be assigned by any party without the prior written consent of the other party hereto.

15.	Books and Records.

The Target Portfolio and the Acquiring Portfolio agree that copies of the books and records of the Target Portfolio relating to the Assets including, but not limited to, all files, records, written materials (e.g., closing transcripts, surveillance files and credit reports) shall be delivered by the Target Portfolio to the Acquiring Portfolio on or prior to the Closing Date. In addition to, and without limiting the foregoing, the Target Portfolio and the Acquiring Portfolio agree to take such action as may be necessary in order that the Acquiring Portfolio shall have reasonable access to such other books and records as may be reasonably requested, all for three (3) complete fiscal and tax years after the Closing Date; namely, general ledgers, journal entries, voucher registers, distribution journals, payroll registers, monthly balance owing reports, income tax returns, tax depreciation schedules, and investment tax credit basis schedules.

16.	General.

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be amended, modified or changed, or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Fund on behalf of the Target Portfolio and by the Fund on behalf of the Acquiring Portfolio and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement is for the sole benefit of the parties hereto, and nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota without regard to principles of conflicts or choice of law.

17.	Limitation of Liability.

It is expressly agreed that the obligations of the Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of the Fund personally, but shall bind only the property of the Fund, as provided in the Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Directors and signed by an authorized officer of the Fund, acting as such, and neither such authorization by such Directors nor such execution and delivery by such officer shall be deemed to have been made by any of them personally, but shall bind only the property of the Fund as provided in the Articles of

Incorporation. The obligations of any series of the Fund hereunder shall be the exclusive obligation of that series and the parties hereto can only look to the assets of that series to satisfy any debt or obligation incurred by that series hereunder.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Partner Socially Responsible Stock Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

Thrivent Series Fund, Inc. On Behalf of Its Series, Thrivent Large Cap Stock Portfolio

/s/ Russell W. Swansen
Name: Russell W. Swansen Title: President

Attest:

/s/ David S. Royal
Name: David S. Royal Title: Secretary

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is hereby made to Section 4.01 of Registrant’s First Amended and Restated Bylaws, included as an exhibit to this Registration Statement, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director of officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16.	Exhibits

1.1	Articles of Incorporation of the Registrant (2)

1.2	Amendment to Articles of Incorporation increasing authorized shares (5)

2	Restated Bylaws of the Registrant (14)

3	Not Applicable

4	Forms of Agreement and Plan of Reorganization (**)

5	Not Applicable

6.1	Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

6.2	Amendment No. 4 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

6.3	Amendment No. 5 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)

6.4	Amendment No. 6 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)

6.5	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pyramis Global Advisors, LLC (9)

6.6	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans , the Registrant and Pyramis Global Advisors, LLC (+)

6.7	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Mid Cap Value Portfolio (10)

6.8	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Mid Cap Value Portfolio and the Thrivent Partner Technology Portfolio (11)

6.9	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP (8)

6.10	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Mercator Asset Management LP (11)

6.11	Amendment No. 2 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Mercator Asset Management LP (+)

6.12	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (4)

6.13	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, and Registrant and T. Rowe Price Associates, Inc. (10)

6.14	Amendment No. 2 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, and Registrant and T. Rowe Price Associates, Inc. (+)

6.15	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (8)

6.16	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (11)

6.17	Amendment No. 2 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (+)

6.18	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Management Investment Services Limited (11)

6.19	Amendment No. 1 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Managers Limited (14)

6.20	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Victory Capital Management Inc. (9)

6.21	Amendment No. 1 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Victory Capital Management Inc. (13)

6.22	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calamos Advisors LLC (9)

6.23	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calamos Advisors, LLC (+)

6.24	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calvert Asset Management Company, Inc. (9)

6.25	Form of Investment Advisory Agreement between Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, LLC (9)

6.26	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calvert Asset Management, Inc. (+)

6.27	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and OppenheimerFunds, Inc. (9)

6.28	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (9)

6.29	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (+)

6.30	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (9)

6.31	Amendment No. 1 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (10)

6.32	Amendment No. 2 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (11)

6.33	Amendment No. 3 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (+)

6.34	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Worldwide Allocation Portfolio (9)

6.35	Amendment No. 7 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (+)

6.36	Amendment No. 8 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (+)

6.37	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and DuPont Capital Management (+)

7.	Not Applicable

8.	Not Applicable

9.1	Amendment to Custodian Contract, dated February 1, 1989 (1)

9.2	Amendment to Custodian Contract, dated January 11, 2990 (1)

9.3	Restated Amendment to Custodian Contract, dated October 6, 2000 (3)

9.4	Custodian Contract between the Registrant and State Street Bank and Trust Company, dated November 26, 2002 (+)

10.	Not Applicable

11.	Opinion and Consent of Counsel (*)

12.	Form of Opinion of Counsel as to tax matters and consequences to shareholders (+)

13.1	Expense Reimbursement Letter Agreement (+)

13.2	Participation Agreement among Registrant, Thrivent Financial for Lutherans, and the Thrivent Retirement Plans (7)

13.3	Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (6)

13.4	Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (6)

13.5	Administrative Services Agreement, effective January 1, 2009, between Registrant and Thrivent Financial for Lutherans (10)

14.	Consent of Independent Registered Public Accounting Firm (*)

15.	Not Applicable

16.	Powers of Attorney (*)

17.	Form of Proxy Card (+)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

*	Filed herewith

**	Included as Appendices A-C to the Statement of Additional Information

+	To be filed by amendment

(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

(2)	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(3)	Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

(4)	Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(5)	Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.

(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(7)	Incorporated by reference from Post-Effective Amendment No. 33 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 22, 2005.

(8)	Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 17, 2007.

(9)	Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 25, 2008.

(10)	Incorporated by reference from Post-Effective Amendment No. 40 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 27, 2009.

(11)	Incorporated by reference from Post-Effective Amendment No. 41 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on February 16, 2010.

(12)	Incorporated by reference from Post-Effective Amendment No. 42 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 29, 2010.

(13)	Incorporated by reference from Post-Effective Amendment No. 43 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 27, 2011.

(14)	Incorporated by reference from Post-Effective Amendement No. 46 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 26, 2012.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment to the registration statement, an opinion of counsel supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on this 19th day of April 2013.

THRIVENT SERIES FUND, INC.

/s/ Rebecca A. Paulzine
Rebecca A. Paulzine
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on this 19th day of April 2013.

Signature	Title

/s/ Russell W. Swansen Russell W. Swansen	President (Principal Executive Officer)

/s/ Gerard V. Vaillancourt Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)

* Janice B. Case	Director

* Richard L. Gady	Director

* Richard A. Hauser	Director

* Marc S. Joseph	Director

* James A. Nussle	Director

* Douglas D. Sims	Director

* Constance L. Souders	Director

*	Rebecca A. Paulzine, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of Thrivent Series Fund, Inc. pursuant to the powers of attorney duly executed by such persons and filed herewith.

Dated: April 19th, 2013	/s/ Rebecca A. Paulzine
Rebecca A. Paulzine
Attorney-in-Fact

INDEX TO EXHIBITS

11.	Opinion and Consent of Counsel

14.	Consent of Independent Registered Public Accounting Firm

16.	Powers of Attorney